Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Climate Focused Bond Fund
Emerging Markets Equity Fund
Enhanced Municipal Yield Completion Fund
International Growth Fund
Investment Grade Floating Rate Fund
Short Duration High Yield Fund

For the period ended April 30, 2024

Schedule of Investments (unaudited)

CLIMATE FOCUSED BOND FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
LONG-TERM INVESTMENTS 96.66%

ASSET-BACKED SECURITIES 0.24%

Automobiles 0.24%
Tesla Auto Lease Trust Series 2023-A Class A3† (cost $49,998)	5.89%		6/22/2026		$50,000	$50,094

CONVERTIBLE BONDS 0.64%

Energy-Alternate Sources 0.33%
Enphase Energy, Inc.	Zero Coupon		3/1/2028		23,000	19,112
NextEra Energy Partners LP†	Zero Coupon		6/15/2024		51,000	50,643
Total						69,755

Environmental Control 0.11%
Tetra Tech, Inc.†	2.25%		8/15/2028		20,000	22,681

REITS 0.20%
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon		5/1/2025		42,000	43,233
Total Convertible Bonds (cost $132,850)						135,669

CORPORATE BONDS 66.02%

Auto Manufacturers 0.85%
Ford Motor Co.	3.25%		2/12/2032		83,000	66,881
Hyundai Capital America†	5.80%		6/26/2025		112,000	111,904
Total						178,785

Auto Parts & Equipment 2.28%
Aptiv PLC (Ireland)(a)	4.35%		3/15/2029		35,000	33,400
BorgWarner, Inc.	3.375%		3/15/2025		65,000	63,673
Dana, Inc.	4.25%		9/1/2030		92,000	79,808
Forvia SE	2.375%		6/15/2029	EUR	100,000	97,081
Valeo SE	5.375%		5/28/2027	EUR	100,000	109,522
ZF Finance GmbH	2.25%		5/3/2028	EUR	100,000	97,364
Total						480,848

Banks 10.80%
ABN AMRO Bank NV	3.00%		6/1/2032	EUR	100,000	102,474
AIB Group PLC	0.50% (1 yr. EUR Swap + 0.75%	)#	11/17/2027	EUR	100,000	97,779
Banco de Sabadell SA	2.625% (1 yr. EUR Swap + 2.20%	)#	3/24/2026	EUR	100,000	105,490
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%	)#	10/22/2025		$210,000	206,595

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Banks (continued)
Bank of Ireland Group PLC	0.375% (1 yr. EUR Swap + 0.77%	)#	5/10/2027	EUR	100,000	$99,469
Bank of Nova Scotia (Canada)(a)	0.65%		7/31/2024		$125,000	123,467
BNP Paribas SA	1.125%		8/28/2024	EUR	200,000	211,582
BNP Paribas SA (France)†(a)	1.675% (SOFR + 0.91%	)#	6/30/2027		$200,000	183,434
Caixa Geral de Depositos SA	2.875% (1 yr. EUR Swap + 1.40%	)#	6/15/2026	EUR	100,000	105,342
CaixaBank SA	1.25% (5 yr. EUR Swap + 1.63%	)#	6/18/2031	EUR	100,000	99,798
Danske Bank AS	0.75% (1 yr. EURIBOR ICE Swap + 0.88%	)#	6/9/2029	EUR	100,000	94,021
ING Groep NV	0.875% (5 yr. EURIBOR ICE Swap + 1.15%	)#	6/9/2032	EUR	100,000	96,041
Intesa Sanpaolo SpA	0.75%		3/16/2028	EUR	100,000	95,330
JPMorgan Chase & Co.	0.768% (SOFR + 0.49%	)#	8/9/2025		$221,000	217,825
NatWest Group PLC	2.057% (1 yr. U.K. Government Bond + 1.27%	)#	11/9/2028	GBP	100,000	110,896
Nordea Bank Abp	0.50%		3/19/2031	EUR	100,000	87,682
Royal Bank of Canada (Canada)(a)	1.15%		7/14/2026		$150,000	136,770
Toronto-Dominion Bank (Canada)(a)	5.264%		12/11/2026		100,000	99,622
Total						2,273,617

Biotechnology 0.24%
Amgen, Inc.	3.00%		2/22/2029		56,000	50,714

Building Materials 1.02%
Eco Material Technologies, Inc.†	7.875%		1/31/2027		51,000	51,420
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.†	6.375%		12/15/2030	EUR	100,000	111,797
Owens Corning	3.95%		8/15/2029		$55,000	51,167
Total						214,384

Chemicals 1.90%
Air Liquide Finance SA	0.375%		5/27/2031	EUR	100,000	87,361
Air Products & Chemicals, Inc.	4.85%		2/8/2034		$100,000	95,544
Itelyum Regeneration SpA	4.625%		10/1/2026	EUR	100,000	104,080
Olympus Water U.S. Holding Corp.	9.625%		11/15/2028	EUR	100,000	113,913
Total						400,898

Commercial Services 1.95%
Bureau Veritas SA	1.875%		1/6/2025	EUR	100,000	105,322
Global Payments, Inc.	3.20%		8/15/2029		$98,000	86,498

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Commercial Services (continued)
Massachusetts Institute of Technology	3.959%		7/1/2038			$75,000	$66,103
Quanta Services, Inc.	2.35%		1/15/2032			75,000	59,206
Techem Verwaltungsgesellschaft 674 GmbH	6.00%		7/30/2026		EUR	87,920	94,035
Total							411,164

Distribution/Wholesale 0.47%
Rexel SA	2.125%		12/15/2028		EUR	100,000	98,564

Diversified Financial Services 0.47%
LeasePlan Corp. NV	0.25%		2/23/2026		EUR	100,000	99,859

Electric 10.45%
AES Corp.	2.45%		1/15/2031			$60,000	48,298
AES Corp.	5.45%		6/1/2028			56,000	55,159
CenterPoint Energy Houston Electric LLC	5.30%		4/1/2053			96,000	90,370
Clearway Energy Operating LLC†	3.75%		2/15/2031			75,000	63,494
Enel Finance International NV (Netherlands)†(a)	2.25%		7/12/2031			200,000	160,823
Engie SA	0.375%		6/21/2027		EUR	100,000	96,616
Engie SA	3.625%		1/11/2030		EUR	100,000	106,790
Iberdrola International BV	1.45% (5 yr. EUR Swap + 1.83%	)#	–	(b)	EUR	100,000	98,477
Iberdrola International BV	1.45% (5 yr. EUR Swap + 1.83%	)#	–	(b)	EUR	100,000	98,478
Ignitis Grupe AB	2.00%		5/21/2030		EUR	100,000	92,917
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			$82,000	67,955
Liberty Utilities Finance GP 1†	2.05%		9/15/2030			70,000	55,277
MidAmerican Energy Co.	3.95%		8/1/2047			65,000	49,659
MidAmerican Energy Co.	5.85%		9/15/2054			28,000	28,190
NextEra Energy Capital Holdings, Inc.	1.90%		6/15/2028			47,000	40,877
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			56,000	52,234
Northern States Power Co.	2.60%		6/1/2051			50,000	28,967
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028			49,000	43,867
Ren Finance BV	0.50%		4/16/2029		EUR	100,000	92,445
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India)(a)	4.50%		7/14/2028			$200,000	178,383
Solar Star Funding LLC†	5.375%		6/30/2035			74,426	71,358
Southwestern Public Service Co.	3.75%		6/15/2049			50,000	34,965
SSE PLC	4.00%		9/5/2031		EUR	100,000	108,535
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)(a)	6.75%		4/24/2033			$156,600	155,001

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Electric (continued)
Terna - Rete Elettrica Nazionale	0.75%		7/24/2032	EUR	100,000	$85,007
TransAlta Corp. (Canada)(a)	7.75%		11/15/2029		$48,000	49,178
Tucson Electric Power Co.	1.50%		8/1/2030		60,000	47,900
Vattenfall AB	0.50%		6/24/2026	EUR	100,000	99,710
Total						2,200,930

Electrical Components & Equipment 0.99%
Acuity Brands Lighting, Inc.	2.15%		12/15/2030		$125,000	100,851
Signify NV	2.00%		5/11/2024	EUR	100,000	106,675
Total						207,526

Electronics 0.45%
Amphenol Corp.	2.80%		2/15/2030		$50,000	43,729
Hubbell, Inc.	3.50%		2/15/2028		55,000	51,446
Total						95,175

Energy-Alternate Sources 4.12%
Continental Wind LLC†	6.00%		2/28/2033		49,200	48,786
EEW Energy from Waste GmbH	0.361%		6/30/2026	EUR	200,000	195,664
Hanwha Energy USA Holdings Corp.†	4.125%		7/5/2025		$200,000	195,984
Scatec ASA	6.415% (3 mo. EURIBOR + 2.50%	)#	8/19/2025	EUR	100,000	106,186
Sunnova Energy Corp.†	5.875%		9/1/2026		$97,000	60,421
Sweihan PV Power Co. PJSC (United Arab Emirates)†(a)	3.625%		1/31/2049		189,834	149,987
TerraForm Power Operating LLC†	4.75%		1/15/2030		55,000	49,082
Topaz Solar Farms LLC†	5.75%		9/30/2039		61,417	60,864
Total						866,974

Engineering & Construction 0.47%
Jacobs Engineering Group, Inc.	5.90%		3/1/2033		101,000	99,371

Environmental Control 3.69%
Clean Harbors, Inc.†	6.375%		2/1/2031		53,000	52,557
Derichebourg SA	2.25%		7/15/2028	EUR	100,000	97,916
FCC Servicios Medio Ambiente Holding SAU	1.661%		12/4/2026	EUR	100,000	101,013
GFL Environmental, Inc. (Canada)†(a)	6.75%		1/15/2031		$60,000	60,560
Madison IAQ LLC†	5.875%		6/30/2029		54,000	50,143
Paprec Holding SA†	3.50%		7/1/2028	EUR	100,000	102,746
Seche Environnement SACA	2.25%		11/15/2028	EUR	100,000	98,200
Veralto Corp.†	4.15%		9/19/2031	EUR	200,000	214,890
Total						778,025

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food 0.42%
Kerry Group Financial Services Unltd. Co.	0.875%		12/1/2031	EUR	100,000	$88,101

Forest Products & Paper 0.48%
Ahlstrom Holding 3 OY	3.625%		2/4/2028	EUR	100,000	100,213

Health Care-Services 0.46%
Kaiser Foundation Hospitals	3.15%		5/1/2027		$67,000	63,243
Seattle Children’s Hospital	2.719%		10/1/2050		55,000	34,038
Total						97,281

Holding Companies-Diversified 0.51%
ProGroup AG†	5.125%		4/15/2029	EUR	100,000	107,070

Insurance 0.89%
AXA SA	1.375% (3 mo. EURIBOR + 2.40%	)#	10/7/2041	EUR	100,000	87,465
PartnerRe Ireland Finance DAC	1.25%		9/15/2026	EUR	100,000	100,671
Total						188,136

Machinery: Construction & Mining 0.33%
Vertiv Group Corp.†	4.125%		11/15/2028		$75,000	69,528

Machinery-Diversified 0.81%
Mueller Water Products, Inc.†	4.00%		6/15/2029		59,000	53,440
nVent Finance SARL (Luxembourg)(a)	2.75%		11/15/2031		144,000	116,456
Total						169,896

Media 0.80%
VZ Secured Financing BV (Netherlands)†(a)	5.00%		1/15/2032		200,000	168,657

Mining 0.48%
Novelis Sheet Ingot GmbH†	3.375%		4/15/2029	EUR	100,000	100,694

Miscellaneous Manufacturing 1.45%
Eaton Corp.	4.15%		3/15/2033		$62,000	57,030
Pentair Finance SARL (Luxembourg)(a)	4.50%		7/1/2029		45,000	42,885
Siemens Financieringsmaatschappij NV	3.375%		8/24/2031	EUR	100,000	107,415
Wabtec Transportation Netherlands BV	1.25%		12/3/2027	EUR	100,000	97,709
Total						305,039

Municipal 1.15%
Transport for London	2.125%		4/24/2025	GBP	200,000	242,360

Packaging & Containers 2.10%
Canpack SA/Canpack U.S. LLC (Poland)†(a)	3.125%		11/1/2025		$200,000	192,006

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Packaging & Containers (continued)
Owens-Brockway Glass Container, Inc.†	7.25%		5/15/2031			$56,000	$56,156
Smurfit Kappa Treasury ULC	0.50%		9/22/2029		EUR	100,000	90,479
Trivium Packaging Finance BV†	3.75%		8/15/2026		EUR	100,000	104,430
Total							443,071

Pharmaceuticals 0.59%
Eli Lilly & Co.	0.50%		9/14/2033		EUR	100,000	84,169
Pfizer, Inc.	2.625%		4/1/2030			$45,000	39,068
Total							123,237

Real Estate 2.16%
Blackstone Property Partners Europe Holdings SARL	1.625%		4/20/2030		EUR	100,000	89,465
Kojamo OYJ	0.875%		5/28/2029		EUR	100,000	88,830
LEG Immobilien SE	0.75%		6/30/2031		EUR	100,000	83,955
Logicor Financing SARL	2.00%		1/17/2034		EUR	100,000	81,999
Vonovia SE	5.00%		11/23/2030		EUR	100,000	110,556
Total							454,805

REITS 1.67%
Digital Dutch Finco BV	1.00%		1/15/2032		EUR	100,000	84,015
Goodman U.S. Finance Five LLC†	4.625%		5/4/2032			$83,000	74,387
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%		9/15/2030			72,000	59,816
Merlin Properties Socimi SA	1.375%		6/1/2030		EUR	100,000	90,849
Weyerhaeuser Co.	6.875%		12/15/2033			$40,000	42,566
Total							351,633

Sovereign 0.82%
European Union	1.25%		2/4/2043		EUR	226,755	173,572

Telecommunications 1.41%
NTT Finance Corp. (Japan)†(a)	4.372%		7/27/2027			$200,000	193,918
Vmed O2 U.K. Financing I PLC†	4.50%		7/15/2031		GBP	100,000	103,875
Total							297,793

Transportation 5.31%
Central Japan Railway Co. (Japan)(a)	2.20%		10/2/2024			$400,000	393,402
Deutsche Bahn Finance GmbH	0.95% (5 yr. EUR Swap + 1.26%	)#	–	(b)	EUR	100,000	103,145
Ferrovie dello Stato Italiane SpA	0.375%		3/25/2028		EUR	100,000	94,404
Firstgroup PLC	6.875%		9/18/2024		GBP	100,000	125,447

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Transportation (continued)
Getlink SE	3.50%		10/30/2025		EUR	100,000	$106,128
Hamburger Hochbahn AG	0.125%		2/24/2031		EUR	100,000	86,206
Ile-de-France Mobilites	0.40%		5/28/2031		EUR	100,000	87,791
Stagecoach Group Ltd.	4.00%		9/29/2025		GBP	100,000	120,897
Total							1,117,420

Water 4.03%
Aegea Finance SARL (Luxembourg)†(a)	9.00%		1/20/2031			$200,000	209,433
American Water Capital Corp.	2.80%		5/1/2030			62,000	53,486
Severn Trent Utilities Finance PLC	4.625%		11/30/2034		GBP	100,000	114,718
Severn Trent Utilities Finance PLC	4.625%		11/30/2034		GBP	100,000	114,717
Suez SACA	2.875%		5/24/2034		EUR	100,000	96,560
United Utilities PLC (United Kingdom)(a)	6.875%		8/15/2028			$50,000	52,102
Veolia Environnement SA	2.50% (5 yr. EUR Swap + 2.84%	)#	–	(b)	EUR	100,000	96,376
Yorkshire Water Finance PLC	1.75%		11/26/2026		GBP	100,000	112,081
Total							849,473
Total Corporate Bonds (cost $14,734,264)							13,904,813

FLOATING RATE LOANS(c) 1.63%

Building & Construction 0.16%
Legence Holdings LLC 2021 Term Loan	8.916% (1 mo. USD Term SOFR + 3.50%	)	12/16/2027			$19,203	19,255
Thermostat Purchaser III, Inc. Term Loan	12.743% (3 mo. USD Term SOFR + 4.50%	)	8/31/2028			13,652	13,653
Total							32,908

Commercial Services 0.41%
IFCO Management GmbH 2024 EUR Term Loan B	–	(d)	11/29/2029		EUR	33,371	35,785
Techem Verwaltungsgesellschaft 675 GmbH 2024 EUR Term Loan B	–	(d)	7/15/2029		EUR	46,967	50,193
Total							85,978

Containers & Packaging 0.25%
Kouti BV 2021 EUR Term Loan	7.127% (3 mo. USD Term SOFR + 3.18%	)	8/31/2028		EUR	50,000	52,845

Electric: Generation 0.13%
ExGen Renewables IV LLC 2020 Term Loan	8.105% (3 mo. USD Term SOFR + 2.50%	)	12/15/2027			$27,838	27,881

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Energy: Alternate Sources 0.24%
TerraForm Power Operating LLC 2023 Term Loan B	7.902% (3 mo. USD Term SOFR + 2.50%	)	5/21/2029		$50,123	$50,100

Integrated Energy 0.08%
Esdec Solar Group BV Term Loan B (Netherlands)(a)	10.571% (3 mo. USD Term SOFR + 5.00%	)	8/30/2028		18,481	17,972

Machinery 0.12%
Array Technologies, Inc. Term Loan B	8.836% (3 mo. USD Term SOFR + 3.25%	)	10/14/2027		24,301	24,344

Service 0.24%
Service Logic Acquisition, Inc. Term Loan	9.43% - 9.59% (1 mo. USD Term SOFR + 4.00%	)
	(3 mo. USD Term SOFR + 4.00%	)	10/29/2027		49,871	50,059
Total Floating Rate Loans (cost $343,204)						342,087

FOREIGN GOVERNMENT OBLIGATIONS 21.27%

Chile 0.49%
Chile Government International Bonds	0.83%		7/2/2031	EUR	117,000	102,418

France 4.53%
Action Logement Services	0.50%		10/30/2034	EUR	200,000	158,567
French Republic Government Bonds OAT	1.75%		6/25/2039	EUR	250,000	219,134
French Republic Government Bonds OAT	3.00%		6/25/2049	EUR	165,000	164,125
Ile-de-France Mobilites	0.40%		5/28/2031	EUR	100,000	87,791
SNCF Reseau	0.75%		5/25/2036	EUR	100,000	78,163
Societe Des Grands Projets EPIC	0.30%		9/2/2036	EUR	100,000	73,172
Societe Des Grands Projets EPIC	1.125%		5/25/2034	EUR	200,000	173,288
Total						954,240

Germany 5.42%
Bundesrepublik Deutschland Bundesanleihe	Zero Coupon		8/15/2030	EUR	427,315	390,334
Bundesrepublik Deutschland Bundesanleihe	Zero Coupon		8/15/2031	EUR	228,000	203,157
Bundesrepublik Deutschland Bundesanleihe	3.25%		7/4/2042	EUR	478,611	547,115
Total						1,140,606

Ireland 0.38%
Ireland Government Bonds	1.35%		3/18/2031	EUR	83,000	80,704

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Italy 1.22%
Italy Buoni Poliennali Del Tesoro	1.50%		4/30/2045	EUR	149,000	$100,263
Italy Buoni Poliennali Del Tesoro	4.00%		4/30/2035	EUR	145,000	156,361
Total						256,624

Japan 2.69%
Development Bank of Japan, Inc.(a)	4.375%		9/22/2025		$200,000	196,821
Japan Bank for International Cooperation(a)	1.625%		1/20/2027		200,000	182,185
Japan Finance Organization for Municipalities	0.01%		2/2/2028	EUR	200,000	188,469
Total						567,475

Netherlands 1.77%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV	3.00%		10/25/2027	EUR	200,000	213,242
Nederlandse Waterschapsbank NV(a)	1.00%		5/28/2030		$200,000	159,083
Total						372,325

South Korea 0.94%
Korea Electric Power Corp.†(a)	4.875%		1/31/2027		200,000	197,111

Spain 1.39%
Adif Alta Velocidad	0.55%		4/30/2030	EUR	200,000	179,859
Autonomous Community of Madrid	0.419%		4/30/2030	EUR	75,000	67,616
Spain Government Bonds	1.00%		7/30/2042	EUR	66,000	45,431
Total						292,906

Sweden 0.94%
Kommuninvest I Sverige AB(a)	0.375%		6/19/2024		$200,000	198,661

United Kingdom 1.50%
U.K. Gilts	0.875%		7/31/2033	GBP	243,000	224,589
U.K. Gilts	1.50%		7/31/2053	GBP	150,000	91,617
Total						316,206
Total Foreign Government Obligations (cost $4,752,879)						4,479,276

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.41%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2 (Cost $90,810)	3.123%	#(e)	8/25/2032		$100,000	86,723

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
MUNICIPAL BONDS 2.26%

Sales Tax 0.29%
Dallas Area Rapid Transit TX	2.534%		12/1/2036	$80,000	$60,701

Taxable Revenue – Water & Sewer 1.76%
City of Aurora Water Revenue CO	2.348%		8/1/2036	30,000	22,212
City of Dallas Waterworks & Sewer System Revenue TX	2.772%		10/1/2040	75,000	53,047
City of Los Angeles Wastewater System Revenue CA	5.713%		6/1/2039	50,000	50,351
City of Philadelphia Water & Wastewater Revenue PA	1.734%		11/1/2028	40,000	34,853
City of San Francisco Public Utilities Commission Water Revenue CA	6.00%		11/1/2040	100,000	101,590
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue TN	2.611%		7/1/2036	20,000	14,860
New York City Municipal Water Finance Authority NY	5.75%		6/15/2041	50,000	49,677
San Diego County Water Authority CA	1.951%		5/1/2034	60,000	45,222
Total					371,812

Transportation 0.21%
Metropolitan Transportation Authority NY	5.175%		11/15/2049	40,000	39,999
Metropolitan Transportation Authority NY	5.175%		11/15/2049	5,000	4,337
Total					44,336
Total Municipal Bonds (cost $632,461)					476,849

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.22%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2023-ML15 Class A (cost $46,626)	4.141%	#(e)	1/25/2040	49,603	45,774

U.S. TREASURY OBLIGATIONS 3.97%
U.S. Treasury Bonds	4.25%		2/15/2054	130,000	119,051
U.S. Treasury Notes	4.625%		2/28/2026	723,000	717,493
Total U.S. Treasury Obligations (cost $842,249)					836,544
Total Long-Term Investments (cost $21,625,341)					20,357,829

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 1.69%

REPURCHASE AGREEMENTS 1.69%
Repurchase Agreement dated 4/30/2024, 2.800%% due 5/1/2024 with Fixed Income Clearing Corp. collateralized by $363,100 of U.S. Treasury Note at 4.875% due 4/30/2026; value: $362,405; proceeds: $355,271 (cost $355,244)			$355,244	$355,244
Total Investments in Securities 98.35% (cost $21,980,585)				20,713,073
Other Assets and Liabilities – Net(f) 1.65%				347,736
Net Assets 100.00%				$21,060,809
EUR	Euro.
GBP	British Pound.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2024, the total value of Rule 144A securities was $3,876,755, which represents 18.41% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at April 30, 2024.
(d)	Interest Rate to be determined.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2024

Forward Foreign Currency Exchange Contracts at April 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Goldman Sachs	5/17/2024	20,000	$24,987	$24,993	$6
British pound	Sell	Morgan Stanley	5/17/2024	763,000	963,174	953,477	9,697
British pound	Sell	Morgan Stanley	5/17/2024	91,000	114,962	113,717	1,245
British pound	Sell	Morgan Stanley	5/17/2024	263,000	335,653	328,656	6,997
British pound	Sell	Morgan Stanley	5/17/2024	97,000	122,627	121,215	1,412
Euro	Sell	Barclays Bank plc	5/22/2024	37,000	40,245	39,517	728
Euro	Sell	Morgan Stanley	5/22/2024	9,080,000	9,846,548	9,697,479	149,069
Euro	Sell	Morgan Stanley	5/22/2024	150,000	163,695	160,201	3,494
Euro	Sell	State Street Bank and Trust	5/22/2024	97,000	105,336	103,596	1,740
Euro	Sell	State Street Bank and Trust	5/22/2024	100,000	109,026	106,801	2,225
Euro	Sell	State Street Bank and Trust	5/22/2024	152,000	164,588	162,336	2,252
Euro	Sell	State Street Bank and Trust	5/22/2024	138,000	149,728	147,385	2,343
Euro	Sell	State Street Bank and Trust	5/22/2024	105,000	113,492	112,141	1,351
Euro	Sell	State Street Bank and Trust	5/22/2024	92,000	99,426	98,257	1,169
Euro	Sell	State Street Bank and Trust	5/22/2024	7,000	7,501	7,476	25
Euro	Sell	Toronto Dominion Bank	5/22/2024	66,000	72,395	70,488	1,907
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$185,660

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank and Trust	5/17/2024	88,000	$111,234	$109,969	$(1,265)
Euro	Buy	Morgan Stanley	5/22/2024	88,000	95,500	93,984	(1,516)
Euro	Buy	State Street Bank and Trust	5/22/2024	9,000	9,774	9,612	(162)
Euro	Buy	State Street Bank and Trust	5/22/2024	171,000	186,695	182,629	(4,066)
Euro	Buy	State Street Bank and Trust	5/22/2024	40,000	43,596	42,720	(876)
Euro	Buy	State Street Bank and Trust	5/22/2024	77,000	83,801	82,237	(1,564)
Euro	Buy	State Street Bank and Trust	5/22/2024	98,000	106,611	104,665	(1,946)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(11,395)

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CLIMATE FOCUSED BOND FUND April 30, 2024

Futures Contracts at April 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2024	10	Short		$(1,138,249)		$(1,102,188)	$36,061
U.S. 5-Year Treasury Note	June 2024	24	Short		(2,556,880)		(2,513,813)	43,067
U.S. Long Bond	June 2024	2	Short		(235,874)		(227,625)	8,249
Total Unrealized Appreciation on Futures Contracts								$87,377

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	June 2024	9	Long	EUR	1,192,153	EUR	1,170,720	$(22,872)
Euro-Buxl	June 2024	7	Long		931,646		902,440	(31,169)
Euro-Schatz	June 2024	20	Long		2,108,908		2,102,200	(7,159)
U.S. 2-Year Treasury Note	June 2024	17	Long		$3,464,780		$3,445,156	(19,624)
U.S. Ultra Treasury Bond	June 2024	1	Long		126,127		119,563	(6,564)
Total Unrealized Depreciation on Futures Contracts								$(87,388)

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$50,094	$–	$50,094
Convertible Bonds	–	135,669	–	135,669
Corporate Bonds	–	13,904,813	–	13,904,813
Floating Rate Loans	–	342,087	–	342,087
Foreign Government Obligations	–	4,479,276	–	4,479,276
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	86,723	–	86,723
Municipal Bonds	–	476,849	–	476,849
Non-Agency Commercial Mortgage-Backed Securities	–	45,774	–	45,774
U.S. Treasury Obligations	–	836,544	–	836,544
Short-Term Investments
Repurchase Agreements	–	355,244	–	355,244
Total	$–	$20,713,073	$–	$20,713,073
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$185,660	$–	$185,660
Liabilities	–	(11,395)	–	(11,395)
Futures Contracts
Assets	87,377	–	–	87,377
Liabilities	(87,388)	–	–	(87,388)
Total	$(11)	$174,265	$–	$174,254
(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)

EMERGING MARKETS EQUITY FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.07%

COMMON STOCKS 95.28%

Australia 0.97%
Metals & Mining
BHP Group Ltd.	1,833	$50,272

Austria 1.21%
Banks
Erste Group Bank AG	1,338	62,398

Brazil 3.10%
Broadline Retail 1.21%
MercadoLibre, Inc.*	43	62,724
Capital Markets 0.31%
B3 SA - Brasil Bolsa Balcao	7,791	16,190
Metals & Mining 1.26%
Vale SA	5,322	64,867
Pharmaceuticals 0.32%
Hypera SA	2,914	16,566
Total Brazil		160,347

Canada 0.99%
Metals & Mining
Teck Resources Ltd. Class B	1,045	51,404

China 22.35%
Automobiles 1.42%
BYD Co. Ltd. Class H	2,669	73,164
Banks 3.23%
China Construction Bank Corp. Class H	144,373	93,408
Industrial & Commercial Bank of China Ltd. Class H	137,564	73,766
		167,174
Beverages 1.54%
Kweichow Moutai Co. Ltd. Class A	340	79,714
Broadline Retail 2.84%
Alibaba Group Holding Ltd.	9,939	93,059
PDD Holdings, Inc. ADR*	432	54,078
		147,137
Investments	Shares	U.S. $ Fair Value
China (continued)
Electrical Equipment 1.23%
NARI Technology Co. Ltd. Class A	19,720	$63,779
Entertainment 1.61%
NetEase, Inc.	2,715	50,892
Tencent Music Entertainment Group ADR*	2,586	32,454
		83,346
Hotels, Restaurants & Leisure 1.60%
Meituan Class B†*	1,800	24,578
Trip.com Group Ltd.*	1,199	58,400
		82,978
Insurance 0.69%
Ping An Insurance Group Co. of China Ltd. Class H	7,885	35,735
Interactive Media & Services 4.52%
Tencent Holdings Ltd.	5,323	233,590
Machinery 0.77%
Sinotruk Hong Kong Ltd.	16,063	39,976
Marine Transportation 1.00%
SITC International Holdings Co. Ltd.	23,954	51,947
Real Estate Management & Development 0.97%
KE Holdings, Inc. ADR	3,310	50,047
Textiles, Apparel & Luxury Goods 0.93%
ANTA Sports Products Ltd.	4,243	48,035
Total China		1,156,622

France 1.34%
Oil, Gas & Consumable Fuels 0.75%
TotalEnergies SE	535	38,841
Textiles, Apparel & Luxury Goods 0.59%
LVMH Moet Hennessy Louis Vuitton SE	37	30,393
Total France		69,234

Greece 1.06%
Banks
National Bank of Greece SA*	6,781	54,709

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
Hong Kong 1.55%
Insurance 0.48%
AIA Group Ltd.	3,400	$24,903
Machinery 0.83%
Techtronic Industries Co. Ltd.	3,106	42,923
Semiconductors & Semiconductor Equipment 0.24%
ASMPT Ltd.	1,000	12,427
Total Hong Kong		80,253

Hungary 1.02%
Banks
OTP Bank Nyrt	1,070	53,035

India 19.38%
Automobiles 1.06%
Maruti Suzuki India Ltd.	359	55,078
Banks 3.07%
HDFC Bank Ltd.	3,755	68,193
ICICI Bank Ltd. ADR	3,287	90,491
		158,684
Beverages 0.92%
Varun Beverages Ltd.	2,699	47,745
Chemicals 0.41%
Asian Paints Ltd.	613	21,086
Electric: Utilities 1.51%
Power Grid Corp. of India Ltd.	21,656	78,108
Health Care Providers & Services 1.20%
Max Healthcare Institute Ltd.	6,185	62,153
Hotels, Restaurants & Leisure 1.78%
MakeMyTrip Ltd.*	611	40,454
Zomato Ltd.*	22,469	51,857
		92,311
Information Technology Services 1.37%
Persistent Systems Ltd.	607	24,419
Tata Consultancy Services Ltd.	1,014	46,279
		70,698
Oil, Gas & Consumable Fuels 2.23%
Reliance Industries Ltd.	3,293	115,598
Personal Care Products 0.32%
Hindustan Unilever Ltd.	618	16,505
Investments	Shares	U.S. $ Fair Value
India (continued)
Pharmaceuticals 1.16%
Mankind Pharma Ltd.*	829	$23,435
Torrent Pharmaceuticals Ltd.	1,155	36,486
		59,921
Real Estate Management & Development 0.33%
Phoenix Mills Ltd.	446	16,821
Tobacco 1.34%
ITC Ltd.	13,298	69,339
Transportation Infrastructure 0.76%
Adani Ports & Special Economic Zone Ltd.	2,467	39,082
Wireless Telecommunication Services 1.92%
Bharti Airtel Ltd.	6,275	99,325
Total India		1,002,454

Indonesia 1.24%
Banks 0.91%
Bank Negara Indonesia Persero Tbk. PT	146,417	47,108
Broadline Retail 0.33%
Mitra Adiperkasa Tbk. PT	178,622	17,281
Total Indonesia		64,389

Mexico 4.39%
Banks 1.78%
Grupo Financiero Banorte SAB de CV Class O	9,332	92,363
Beverages 1.34%
Fomento Economico Mexicano SAB de CV ADR	589	69,302
Consumer Finance 0.54%
Gentera SAB de CV	17,358	27,834
Real Estate Management & Development 0.73%
Corp. Inmobiliaria Vesta SAB de CV	10,687	37,811
Total Mexico		227,310

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
Netherlands 1.13%
Semiconductors & Semiconductor Equipment
ASM International NV	42	$26,420
ASML Holding NV	37	32,227
		58,647

Peru 1.19%
Banks
Credicorp Ltd.	372	61,607

Philippines 0.97%
Banks
BDO Unibank, Inc.	19,488	49,995

Poland 1.00%
Insurance
Powszechny Zaklad Ubezpieczen SA	4,098	51,577

South Korea 11.81%
Aerospace & Defense 0.91%
Hanwha Aerospace Co. Ltd.	151	22,936
LIG Nex1 Co. Ltd.	210	24,312
		47,248
Automobiles 1.46%
Hyundai Motor Co.	193	34,716
Kia Corp.	481	40,752
		75,468
Banks 0.88%
KB Financial Group, Inc.	841	45,613
Life Sciences Tools & Services 0.72%
Samsung Biologics Co. Ltd.†*	66	37,096
Semiconductors & Semiconductor Equipment 2.30%
SK Hynix, Inc.	964	118,963
Technology Hardware, Storage & Peripherals 5.54%
Samsung Electronics Co. Ltd.	5,156	286,605
Total South Korea		610,993

Spain 0.51%
Banks
Banco Bilbao Vizcaya Argentaria SA	2,443	26,419
Investments	Shares	U.S. $ Fair Value
Switzerland 0.48%
Capital Markets
UBS Group AG Registered Shares	951	$24,976

Taiwan 13.21%
Electrical Equipment 0.34%
Voltronic Power Technology Corp.	374	17,697
Electronic Equipment, Instruments & Components 1.67%
Hon Hai Precision Industry Co. Ltd.	5,000	23,802
Lotes Co. Ltd.	600	26,282
Unimicron Technology Corp.	6,589	36,437
		86,521
Semiconductors & Semiconductor Equipment 10.71%
King Yuan Electronics Co. Ltd.	6,000	17,459
MediaTek, Inc.	1,427	43,026
Taiwan Semiconductor Manufacturing Co. Ltd.	20,604	493,337
		553,822
Technology Hardware, Storage & Peripherals 0.49%
Quanta Computer, Inc.	3,233	25,373
Total Taiwan		683,413

Thailand 0.81%
Wireless Telecommunication Services
Advanced Info Service PCL	7,900	41,973

United Arab Emirates 1.16%
Real Estate Management & Development 0.66%
Emaar Development PJSC*	14,955	34,040
Transportation Infrastructure 0.50%
Salik Co. PJSC	27,375	25,788
Total United Arab Emirates		59,828

United Kingdom 1.56%
Banks
HSBC Holdings PLC	9,372	80,559

United States 2.85%
Oil, Gas & Consumable Fuels 1.90%
Shell PLC	2,762	98,185

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND April 30, 2024

Investments	Shares	U.S. $ Fair Value
United States (continued)
Semiconductors & Semiconductor Equipment 0.95%
NVIDIA Corp.	57	$49,249
Total United States		147,434
Total Common Stocks (cost $4,294,386)		4,929,848

PREFERRED STOCKS 2.79%

Brazil 2.79%
Banks 1.29%
Itau Unibanco Holding SA (cost $68,400)	11,062	66,807
Oil, Gas & Consumable Fuels 1.50%
Petroleo Brasileiro SA (cost $50,752)	9,580	77,524
Total Brazil		144,331
Total Long-Term Investments (cost $4,413,538)		5,074,179
Total Investments in Securities 98.07% (cost $4,413,538)		$5,074,179
Other Assets and Liabilities – Net 1.93%		99,609
Net Assets 100.00%		$5,173,788

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2024, the total value of Rule 144A securities was $61,674, which represents 1.19% of net assets.

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS EQUITY FUND April 30, 2024

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$62,724	$97,623	$–	$160,347
Canada	51,404	–	–	51,404
China	136,579	1,020,043	–	1,156,622
India	130,945	871,509	–	1,002,454
Mexico	227,310	–	–	227,310
Peru	61,607	–	–	61,607
United States	49,249	98,185	–	147,434
Remaining Countries	–	2,122,670	–	2,122,670
Preferred Stocks	–	144,331	–	144,331
Total	$719,818	$4,354,361	$–	$5,074,179

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

ENHANCED MUNICIPAL YIELD COMPLETION FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.35%

MUNICIPAL BONDS 98.35%

Corporate-Backed 24.84%
Allegheny County Industrial Development Authority-United States Steel Corp PA	4.875%		11/1/2024	BB-	$100,000	$100,246
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2028	BB-	100,000	102,042
Hobe-St Lucie Conservancy District Unit of Development No 1A	4.75%		5/1/2031	NR	100,000	101,169
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%		12/1/2050	BBB-	100,000	104,173
Louisiana Local Government Environmental Facilities & Community Development Authority-Westlake Corp	3.50%		11/1/2032	BBB	100,000	94,424
Mississippi Business Finance Corp.-Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-	100,000	99,670
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2027	Baa3	100,000	102,780
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	40,000	39,307
Total						743,811

Energy 3.40%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	100,000	101,860

General Obligation 14.17%
Academical Village Community Development District FL	2.875%		5/1/2025	NR	100,000	98,152
City of Chicago IL	5.00%		1/1/2034	BBB+	100,000	107,388
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	15,000	15,106
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	100,000	104,024
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.50%		6/30/2038	Baa2	90,000	99,728
Total						424,398

Health Care 14.29%
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%		12/1/2026	BB	100,000	101,525

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

ENHANCED MUNICIPAL YIELD COMPLETION FUND April 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
City of Minneapolis-Fairview Health Services Obligated Group MN	5.00%	11/15/2034	BBB+		$100,000	$101,088
Doylestown Hospital Authority-Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR		30,000	30,336
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB		100,000	97,876
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-		100,000	96,997
Total						427,822

Tax Revenue 11.33%
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR		100,000	104,389
Public Finance Authority-Southeast Overtown Park West Community Redevelopment Agency WI†	5.00%	6/1/2041	NR		100,000	99,652
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR		84,000	82,264
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR		54,000	52,884
Total						339,189

Tobacco 6.52%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR		100,000	90,662
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+		12,394	12,170
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		100,000	92,276
Total						195,108

Transportation 10.53%
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2035	BB+	(b)	10,000	9,891
Central Texas Turnpike System	5.00%	8/15/2042	A-		100,000	100,061
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.00%	11/12/2028	Baa3		105,000	106,753
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.375%	6/30/2037	Baa1		25,000	26,840
Virginia Small Business Financing Authority-Elizabeth River Crossings OpCo AMT	4.00%	1/1/2040	BBB		75,000	71,797
Total						315,342

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

ENHANCED MUNICIPAL YIELD COMPLETION FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 13.27%
County of Jefferson Sewer Revenue AL	5.25%		10/1/2041	BBB+	$100,000	$108,998
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	Aa1	100,000	105,542
Maricopa County Pollution Control Corp.-El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	90,000	77,268
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3	100,000	105,664
Total						397,472
Total Investments in Securities 98.35% (cost $2,950,746)						2,945,002
Other Assets and Liabilities – Net 1.65%						49,400
Net Assets 100.00%						$2,994,402

AMT	Income from the security may be subject to Alternative Minimum Tax.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2024, the total value of Rule 144A securities was $231,513, which represents 7.73% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$ –	$2,945,002	$ –	$2,945,002
Total	$ –	$2,945,002	$ –	$2,945,002

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)

INTERNATIONAL GROWTH FUND April 30, 2024

		U.S. $
Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.98%

COMMON STOCKS 96.98%

Australia 2.39%
Industrial REITS 0.60%
Goodman Group	835	$16,866
Metals & Mining 1.01%
BHP Group Ltd.	1,023	28,057
Software 0.78%
WiseTech Global Ltd.	367	21,621
Total Australia		66,544

Brazil 0.79%
Broadline Retail MercadoLibre, Inc.*	15	21,881

Canada 5.76%
Construction & Engineering 0.76% Stantec, Inc.	265	21,100
Consumer Staples Distribution & Retail 1.01%
Alimentation Couche-Tard, Inc.	510	28,267
Ground Transportation 1.13%
Canadian Pacific Kansas City Ltd.	402	31,537
Information Technology Services 1.84%
Shopify, Inc. Class A*	730	51,246
Software 1.02%
Constellation Software, Inc.	11	28,320
Total Canada		160,470

China 4.02%
Automobiles 0.61%
BYD Co. Ltd. Class H	624	17,105
Broadline Retail 1.04%
PDD Holdings, Inc. ADR*	231	28,917
Hotels, Restaurants & Leisure 0.70%
Trip.com Group Ltd. ADR*	405	19,545
Interactive Media & Services 1.67%
Tencent Holdings Ltd.	1,060	46,516
Total China		112,083
		U.S. $
Investments	Shares	Fair Value
Denmark 4.60%
Pharmaceuticals
Novo Nordisk AS Class B	1,000	$128,242

France 8.84%
Aerospace & Defense 1.06%
Airbus SE	180	29,620
Chemicals 1.23%
Air Liquide SA	175	34,226
Hotels, Restaurants & Leisure 0.82%
Accor SA	523	22,921
Life Sciences Tools & Services 0.56%
Sartorius Stedim Biotech	72	15,507
Personal Care Products 1.48%
L’Oreal SA	88	41,259
Textiles, Apparel & Luxury Goods 3.69%
Hermes International SCA	12	28,728
LVMH Moet Hennessy Louis Vuitton SE	90	73,929
		102,657
Total France		246,190

Germany 6.50%
Aerospace & Defense 0.65%
Rheinmetall AG	33	18,184
Health Care Equipment & Supplies 0.46%
Siemens Healthineers AG†	232	12,866
Insurance 0.88%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	56	24,629
Interactive Media & Services 0.49%
Scout24 SE†	185	13,590
Life Sciences Tools & Services 0.81%
Schott Pharma AG & Co. KGaA	535	22,515
Personal Care Products 0.81%
Beiersdorf AG	150	22,546
Software 2.40%
SAP SE	370	66,810
Total Germany		181,140

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND April 30, 2024

		U.S. $
Investments	Shares	Fair Value
Greece 0.65%
Banks
National Bank of Greece SA*	2,250	$18,153

Hong Kong 1.21%
Insurance 0.53%
AIA Group Ltd.	2,000	14,649
Machinery 0.68%
Techtronic Industries Co. Ltd.	1,370	18,932
Total Hong Kong		33,581

India 5.20%
Banks 1.34%
ICICI Bank Ltd. ADR	1,359	37,413
Hotels, Restaurants & Leisure 0.39%
MakeMyTrip Ltd.*	165	10,925
Information Technology Services 0.97%
Tata Consultancy Services Ltd.	590	26,928
Oil, Gas & Consumable Fuels 0.78%
Reliance Industries Ltd.	620	21,764
Pharmaceuticals 0.58%
Mankind Pharma Ltd.*	575	16,255
Wireless Telecommunication Services 1.14%
Bharti Airtel Ltd.	1,997	31,610
Total India		144,895

Indonesia 0.30%
Banks
Bank Negara Indonesia Persero Tbk. PT	26,190	8,426

Italy 2.92%
Automobiles 1.18%
Ferrari NV	80	32,902
Banks 0.89%
UniCredit SpA	675	24,776
Electrical Equipment 0.85%
Prysmian SpA	435	23,602
Total Italy		81,280
		U.S. $
Investments	Shares	Fair Value
Japan 11.95%
Broadline Retail 0.76%
Pan Pacific International Holdings Corp.	900	$21,137
Chemicals 0.63%
Shin-Etsu Chemical Co. Ltd.	450	17,419
Electronic Equipment, Instruments & Components 1.42%
Keyence Corp.	90	39,579
Entertainment 0.70%
Nintendo Co. Ltd.	400	19,508
Health Care Equipment & Supplies 1.44%
Hoya Corp.	200	23,188
Terumo Corp.	1,000	16,964
		40,152
Industrial Conglomerates 1.79%
Hitachi Ltd.	540	49,821
Information Technology Services 0.83%
Fujitsu Ltd.	1,500	23,172
Insurance 0.61%
Sompo Holdings, Inc.	855	16,921
Machinery 0.92%
Ebara Corp.	310	25,555
Semiconductors & Semiconductor Equipment 2.85%
Disco Corp.	98	27,915
Tokyo Electron Ltd.	235	51,546
		79,461
Total Japan		332,725

Mexico 1.53%
Banks 0.94%
Grupo Financiero Banorte SAB de CV Class O	2,650	26,228
Real Estate Management & Development 0.59%
Corp. Inmobiliaria Vesta SAB de CV ADR	460	16,335
Total Mexico		42,563

Netherlands 6.81%
Financial Services 0.95%
Adyen NV†*	22	26,356

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND April 30, 2024

		U.S. $
Investments	Shares	Fair Value
Netherlands (continued)
Professional Services 1.07%
Wolters Kluwer NV	200	$29,941
Semiconductors & Semiconductor Equipment 4.79%
ASM International NV	50	31,452
ASML Holding NV	117	101,909
		133,361
Total Netherlands		189,658

Poland 0.70%
Insurance
Powszechny Zaklad Ubezpieczen SA	1,550	19,508

South Korea 1.54%
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	770	42,802

Spain 1.15%
Specialty Retail
Industria de Diseno Textil SA	703	32,008

Sweden 1.71%
Machinery
Atlas Copco AB Class A	2,717	47,591

Switzerland 3.53%
Capital Markets 0.71%
UBS Group AG Registered Shares	760	19,960
Chemicals 0.85%
Sika AG Registered Shares	83	23,610
Life Sciences Tools & Services 0.93%
Lonza Group AG Registered Shares	47	25,944
Machinery 1.04%
VAT Group AG†	58	28,876
Total Switzerland		98,390

Taiwan 7.71%
Semiconductors & Semiconductor Equipment 7.06%
MediaTek, Inc.	400	12,060
Realtek Semiconductor Corp.	951	15,002
		U.S. $
Investments	Shares	Fair Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	320	$43,949
Taiwan Semiconductor Manufacturing Co. Ltd.	5,251	125,729
		196,740
Technology Hardware, Storage & Peripherals 0.65%
Quanta Computer, Inc.	2,300	18,051
Total Taiwan		214,791

United Kingdom 6.93%
Capital Markets 0.79%
London Stock Exchange Group PLC	200	22,048
Hotels, Restaurants & Leisure 0.95%
Flutter Entertainment PLC*	143	26,492
Personal Care Products 1.35%
Unilever PLC	727	37,608
Pharmaceuticals 1.77%
AstraZeneca PLC	325	49,156
Professional Services 1.28%
RELX PLC	870	35,746
Trading Companies & Distributors 0.79%
Ashtead Group PLC	302	21,929
Total United Kingdom		192,979

United States 10.24%
Chemicals 0.98%
Linde PLC	62	27,339
Construction Materials 1.16%
CRH PLC	417	32,293
Electrical Equipment 2.43%
Schneider Electric SE	296	67,492
Food Products 0.92%
Nestle SA Registered Shares	256	25,702
Interactive Media & Services 1.83%
Alphabet, Inc. Class A*	139	22,627
Meta Platforms, Inc. Class A	66	28,391
		51,018
Pharmaceuticals 1.46%
Eli Lilly & Co.	52	40,617

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL GROWTH FUND April 30, 2024

		U.S. $
Investments	Shares	Fair Value
United States (continued)
Semiconductors & Semiconductor Equipment 1.46%
NVIDIA Corp.	47	$40,609
Total United States		285,070
Total Common Stocks (cost $2,180,176)		2,700,970
Total Investments in Securities 96.98% (cost $2,180,176)		$2,700,970
Other Assets and Liabilities – Net 3.02%		84,220
Net Assets 100.00%		$2,785,190

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2024, the total value of Rule 144A securities was $81,688, which represents 2.93% of net assets.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$21,881	$–	$–	$21,881
Canada	160,470	–	–	160,470
China	48,462	63,621	–	112,083
India	48,338	96,557	–	144,895
Mexico	42,563	–	–	42,563
Taiwan	43,949	170,842	–	214,791
United States	159,583	125,487	–	285,070
Remaining Countries	–	1,719,217	–	1,719,217
Total	$525,246	$2,175,724	$–	$2,700,970

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 104.83%

ASSET-BACKED SECURITIES 70.72%

Automobiles 10.34%
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class D†	7.38% (30 day USD SOFR Average + 2.05%	)#	12/26/2031	$289,695	$291,737
CAL Receivables LLC Series 2022-1 Class B†	9.68% (30 day USD SOFR Average + 4.35%	)#	10/15/2026	329,744	329,566
Exeter Automobile Receivables Trust Series 2022-2A Class B	3.65%		10/15/2026	10,649	10,626
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	130,000	131,008
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%		4/16/2029	200,000	201,088
Kinetic Advantage Master Owner Trust Series 2024-1A Class A†	7.98% (30 day USD SOFR Average + 2.65%	)#	11/15/2027	325,000	326,177
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%		8/15/2031	65,000	65,183
Total					1,355,385

Credit Card 0.49%
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	65,000	64,390

Other 57.98%
Affirm Asset Securitization Trust Series 2022-A Class 1A†	4.30%		5/17/2027	335,000	334,726
Affirm Asset Securitization Trust Series 2024-X1 Class C†(a)	6.57%		5/15/2029	150,000	150,728
Apidos CLO XVIII Series 2018-18A Class B†	7.236% (3 mo. USD Term SOFR + 1.91%	)#	10/22/2030	250,000	250,780
Avant Loans Funding Trust Series 2021-REV1 Class C†	2.30%		7/15/2030	150,000	146,584
Bain Capital Credit CLO Ltd. Series 2022-5A Class DR†	9.573% (3 mo. USD Term SOFR + 4.25%	)#	1/24/2037	250,000	252,996
Ballyrock CLO 20 Ltd. Series 2022-20A Class BR†	7.929% (3 mo. USD Term SOFR + 2.60%	)#	7/15/2034	250,000	250,387
Ballyrock CLO 22 Ltd. Series 2024-22A Class A1A†(a)	5.74% (3 mo. USD Term SOFR + 1.54%	)#	4/15/2037	250,000	250,000

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	7.774% (3 mo. USD Term SOFR + 2.45%	)#	1/25/2036		$250,000	$250,159
Ballyrock CLO 25 Ltd. Series 2023-25A Class C†	10.024% (3 mo. USD Term SOFR + 4.70%	)#	1/25/2036		250,000	252,918
Barings Loan Partners CLO Ltd. Series LP-3A Class BR†	7.425% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2033		250,000	249,667
Benefit Street Partners CLO XVIII Ltd. Series 2019-18A Class BR†	7.29% (3 mo. USD Term SOFR + 1.96%	)#	10/15/2034		250,000	251,008
CIFC Funding Ltd. Series 2020-2A Class AR†	6.756% (3 mo. USD Term SOFR + 1.43%	)#	10/20/2034		250,000	250,628
CIFC Funding Ltd. Series 2021-4A Class D†	8.49% (3 mo. USD Term SOFR + 3.16%	)#	7/15/2033		250,000	250,463
CIFC Funding Ltd. Series 2023-3A Class A†	6.916% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2037		250,000	251,513
CIFC Funding Ltd. Series 2023-3A Class B†	7.616% (3 mo. USD Term SOFR + 2.30%	)#	1/20/2037		250,000	251,070
CIFC Funding Ltd. Series 2024-1A Class A†	6.80% (3 mo. USD Term SOFR + 1.50%	)#	4/18/2037		250,000	250,545
Elmwood CLO 16 Ltd. Series 2022-3A Class AR†	6.849% (3 mo. USD Term SOFR + 1.53%	)#	4/20/2037		250,000	250,479
Elmwood CLO 28 Ltd. Series 2024-4A Class B†(a)	6.13% (3 mo. USD Term SOFR + 1.90%	)#	4/17/2037		250,000	250,000
Fairstone Financial Issuance Trust I Series 2020-1A Class A†	2.509%		10/20/2039	CAD	211,171	149,907
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	250,000	172,285
Gracie Point International Funding Series 2023-1A Class A†	7.308% (90 day USD SOFR Average + 1.95%	)#	9/1/2026		$198,597	200,104
GREYWOLF CLO VII Ltd. Series 2018-2A Class A2†	7.485% (3 mo. USD Term SOFR + 2.16%	)#	10/20/2031		250,000	251,281

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
HIN Timeshare Trust Series 2020-A Class C†	3.42%		10/9/2039	$138,544	$130,259
Magnetite XXXIX Ltd. Series 2023-39A Class C†	7.874% (3 mo. USD Term SOFR + 2.55%	)#	10/25/2033	250,000	251,533
Mariner Finance Issuance Trust Series 2020-AA Class B†	3.21%		8/21/2034	200,000	193,319
MF1 LLC Series 2024-FL14 Class A†	7.056% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	100,000	99,906
OCP CLO Ltd. Series 2024-31A Class D†	9.243% (3 mo. USD Term SOFR + 3.95%	)#	4/20/2037	250,000	252,079
OHA Credit Funding 16 Ltd. Series 2023-16A Class C†	7.975% (3 mo. USD Term SOFR + 2.65%	)#	10/20/2036	250,000	251,618
Post CLO Ltd. Series 2023-1A Class B1†	7.825% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2036	250,000	252,535
Rad CLO 20 Ltd. Series 2023-20A Class D†	10.325% (3 mo. USD Term SOFR + 5.00%	)#	7/20/2036	250,000	253,305
Regatta XXV Funding Ltd. Series 2023-1A Class C†	8.379% (3 mo. USD Term SOFR + 3.05%	)#	7/15/2036	250,000	251,823
Stratus Static CLO Ltd. Series 2022-3A Class CR†	7.718% (3 mo. USD Term SOFR + 2.40%	)#	10/20/2031	250,000	250,054
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.575% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2034	250,000	250,007
Total					7,604,666

Student Loan 1.91%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class D†(a)	8.83% (30 day USD SOFR Average + 2.75%	)#	6/25/2047	250,000	250,569	(b)
Total Asset-Backed Securities (cost $9,194,192)					9,275,010

CORPORATE BONDS 4.01%

Auto Manufacturers 1.18%
General Motors Financial Co., Inc.	6.698% (SOFR + 1.35%	)#	5/8/2027	120,000	121,043
Hyundai Capital America†	6.853% (SOFR + 1.50%	)#	1/8/2027	33,000	33,489
Total					154,532

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks 2.07%
Goldman Sachs Group, Inc.	7.204% (SOFR + 1.85%	)#	3/15/2028	$50,000	$51,230
ING Groep NV (Netherlands)(c)	6.366% (SOFR + 1.01%	)#	4/1/2027	200,000	200,879
JPMorgan Chase & Co.	6.531% (SOFR + 1.18%	)#	2/24/2028	20,000	20,208
Total					272,317

Multi-National 0.76%
International Bank for Reconstruction & Development	5.639% (SOFR + 0.29%	)#	11/22/2028	100,000	99,556
Total Corporate Bonds (cost $520,219)					526,405

FLOATING RATE LOANS(d) 12.94%

Aerospace 0.29%
American Airlines, Inc. 2021 Term Loan	10.336% (3 mo. USD Term SOFR + 4.75%	)	4/20/2028	36,800	38,322

Building Materials 0.35%
Quikrete Holdings, Inc. 2024 Term Loan B1	7.569%		3/19/2029	45,535	45,633

Distribution/Wholesale 0.31%
Owens & Minor, Inc. 2022 Term Loan B	9.166% (1 mo. USD Term SOFR + 3.75%	)	3/29/2029	40,604	40,922

Diversified Financial Services 3.09%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	7.315% (1 mo. USD Term SOFR + 2.00%	)	6/22/2028	99,240	99,565
Citadel Securities LP 2024 Term Loan B	7.566% (1 mo. USD Term SOFR + 2.25%	)	7/29/2030	66,343	66,551
Jane Street Group LLC 2024 Term Loan B	7.93% (1 mo. USD Term SOFR + 2.50%	)	1/26/2028	55,504	55,614
Nuvei Technologies Corp. USD Term Loan (Canada)(c)	8.416% (1 mo. USD Term SOFR + 3.00%	)	12/19/2030	82,793	83,051
Setanta Aircraft Leasing Designated Activity Co. Term Loan B (Ireland)(c)	7.564% (3 mo. USD Term SOFR + 2.00%	)	11/5/2028	100,000	100,438
Total					405,219

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment 2.10%
Flutter Financing BV Term Loan B (Netherlands)(c)	7.559% (3 mo. USD Term SOFR + 2.25%	)	11/25/2030		$114,713	$115,061
GVC Holdings (Gibraltar) Ltd. 2024 EUR Term Loan B	–		6/30/2028	EUR	150,000	160,700
Total						275,761

Financial 0.76%
LPL Holdings, Inc. 2019 Term Loan B1	7.179% (1 mo. USD Term SOFR + 1.75%	)	11/12/2026		$98,966	99,142

Leisure Time 0.25%
Amer Sports Co. USD Term Loan	8.576% (3 mo. USD Term SOFR + 3.25%	)	2/17/2031		33,333	33,469

Lodging 1.53%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.167% (1 mo. USD Term SOFR + 1.75%	)	6/21/2028		100,000	100,340
Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B	8.066% (1 mo. USD Term SOFR + 2.75%	)	1/17/2031		100,077	100,400
Total						200,740

Media 0.75%
Charter Communications Operating LLC 2019 Term Loan B2	7.052% (1 mo. USD Term SOFR + 1.75%	)	2/1/2027		98,964	98,972

Real Estate 0.56%
Cushman & Wakefield U.S. Borrower LLC 2024 Term Loan	9.066% (1 mo. USD Term SOFR + 3.75%	)	1/31/2030		73,354	73,721

Retail 1.08%
KFC Holding Co. 2021 Term Loan B	7.183% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028		99,233	99,310
Peer Holding III BV 2023 USD Term Loan B4 (Netherlands)(c)	8.559% (3 mo. USD Term SOFR + 3.25%	)	10/28/2030		42,000	42,201
Total						141,511

Software 0.43%
AppLovin Corp. 2024 Term Loan (2030)	7.816% (1 mo. USD Term SOFR + 2.50%	)	8/16/2030		55,814	55,868

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications 0.38%
Lorca Holdco Ltd. 2024 USD Term Loan (United Kingdom)(c)	–		4/17/2031	$49,091	$49,459

Transportation 0.46%
Genesee & Wyoming, Inc. 2024 Term Loan B	–		4/10/2031	60,714	60,804

Utilities 0.60%
Compass Power Generation LLC 2022 Term Loan B2	9.68% (1 mo. USD Term SOFR + 4.25%	)	4/14/2029	39,943	40,270
Talen Energy Supply LLC 2023 Term Loan B	9.826% (3 mo. USD Term SOFR + 4.50%	)	5/17/2030	37,715	37,891
Total					78,161
Total Floating Rate Loans (cost $1,686,942)					1,697,704

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.56%
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.124% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	81,661	80,950
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.713% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	115,992	115,877
BX Trust Series 2021-ARIA Class A†	6.335% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	100,000	98,837
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	7.18% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	293,274	297,359
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.68% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	215,581	216,060
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	6.58% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	237,587	237,872
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.727% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	100,000	98,564
NRTH Mortgage Trust Series 2024-PARK Class A†	6.967% (1 mo. USD Term SOFR + 1.64%	)#	3/15/2041	120,000	120,278
PFP Ltd. Series 2023-10 Class A†	7.681% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	100,000	100,355
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†(a)	6.692% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	150,000	150,105
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,506,288)					1,516,257

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
U.S. TREASURY OBLIGATIONS 5.60%
U.S. Treasury Floating Rate Notes (cost $734,684)	5.471% (3 mo. Treasury money market yield + 0.15%	)#	4/30/2026	$734,600	$734,441
Total Long-Term Investments (cost $13,642,325)					13,749,817
Total Investments in Securities 104.83% (cost $13,642,325)					13,749,817
Other Assets and Liabilities – Net(e) (4.83)%					(634,037)
Net Assets 100.00%					$13,115,780
CAD	Canadian Dollar.
EUR	Euro.
REMICS	Real Estate Mortgage Investment Conduits.
SDR	Swedish Depository Receipt.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2024, the total value of Rule 144A securities was $10,352,461, which represents 78.93% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2024.
(a)	Securities purchased on a when-issued basis.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at April 30, 2024.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Forward Foreign Currency Exchange Contracts at April 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	5/9/2024	502,000	$373,454	$364,700	$8,754

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Goldman Sachs	5/9/2024	18,000	$13,363	$13,077	$(286)

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2024

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Student Loan	$–	$–	$250,569	$250,569
Remaining Industries	–	9,024,441	–	9,024,441
Corporate Bonds	–	526,405	–	526,405
Floating Rate Loans	–	1,697,704	–	1,697,704
Non-Agency Commercial Mortgage-Backed Securities	–	1,516,257	–	1,516,257
U.S. Treasury Obligations	–	734,441	–	734,441
Total	$–	$13,499,248	$250,569	$13,749,817
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$8,754	$–	$8,754
Liabilities	–	(286)	–	(286)
Total	$–	$8,468	$–	$8,468

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of August 1, 2023	$–
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	569
Purchases	250,000
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of April 30, 2024	$250,569
Change in unrealized appreciation/depreciation for the period ended April 30, 2024, related to Level 3 investments held at April 30, 2024	$569

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 105.59%

ASSET-BACKED SECURITIES 2.79%

Other 2.79%
Allegany Park CLO Ltd. Series 2019-1A Class AR†	6.625% (3 mo. USD Term SOFR + 1.30%	)#	1/20/2035	$12,000,000	$11,998,390
Anchorage Capital CLO 7 Ltd. Series 2015-7A Class CR2†	7.787% (3 mo. USD Term SOFR + 2.46%	)#	1/28/2031	11,000,000	10,980,750
Apidos CLO XXIV Ltd. Series 2016-24A Class A1AL†	6.536% (3 mo. USD Term SOFR + 1.21%	)#	10/20/2030	6,991,267	7,001,754
Barings Loan Partners CLO Ltd. Series LP-3A Class BR†	7.425% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2033	4,480,000	4,474,039
Carlyle Global Market Strategies CLO Ltd. Series 2014-1A Class BR2†	6.979% (3 mo. USD Term SOFR + 1.66%	)#	4/17/2031	7,750,000	7,789,900
CIFC Funding Ltd. Series 2023-3A Class B†	7.616% (3 mo. USD Term SOFR + 2.30%	)#	1/20/2037	7,040,000	7,070,134
Elmwood CLO 23 Ltd. Series 2023-2A Class A†	7.128% (3 mo. USD Term SOFR + 1.80%	)#	4/16/2036	8,500,000	8,532,520
Elmwood CLO 27 Ltd. Series 2024-3A Class B†(a)	11.00% (3 mo. USD Term SOFR + 1.95%	)#	4/18/2037	3,900,000	3,900,000
KKR CLO 23 Ltd. Series 23 Class B†	7.336% (3 mo. USD Term SOFR + 2.01%	)#	10/20/2031	1,700,000	1,707,287
KKR CLO 45a Ltd. Series 2024-45A Class C†	7.803% (3 mo. USD Term SOFR + 2.50%	)#	4/15/2035	2,500,000	2,514,238
Madison Park Funding LIII Ltd. Series 2022-53A Class B†	7.075% (3 mo. USD Term SOFR + 1.75%	)#	4/21/2035	12,500,000	12,446,453
Magnetite XXI Ltd. Series 2019-21A Class AR†	6.606% (3 mo. USD Term SOFR + 1.28%	)#	4/20/2034	13,802,000	13,861,059
OHA Credit Partners XII Ltd. Series 2022-12A Class B1R2†	7.276% (3 mo. USD Term SOFR + 1.95%	)#	4/23/2037	6,000,000	6,000,020

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Sixth Street CLO XVI Ltd. Series 2020-16A Class ER†	12.745% (3 mo. USD Term SOFR + 7.42%	)#	1/20/2037	$6,500,000	$6,637,516
Stratus Static CLO Ltd. Series 2022-3A Class CR†	7.718% (3 mo. USD Term SOFR + 2.40%	)#	10/20/2031	3,250,000	3,250,701
Total Asset-Backed Securities (cost $108,042,685)					108,164,761

CONVERTIBLE BONDS 2.38%

Computers 0.11%
Western Digital Corp.†	3.00%		11/15/2028	2,823,000	4,271,199

Electric 0.12%
Atlantica Sustainable Infrastructure Jersey Ltd. (Jersey)(b)	4.00%		7/15/2025	5,000,000	4,830,797

Energy-Alternate Sources 0.17%
Enphase Energy, Inc.	Zero Coupon		3/1/2028	4,468,000	3,712,745
NextEra Energy Partners LP†	Zero Coupon		6/15/2024	2,960,000	2,939,280
Total					6,652,025

Engineering & Construction 0.09%
Granite Construction, Inc.†	3.75%		5/15/2028	2,652,000	3,548,376

Entertainment 0.09%
Cinemark Holdings, Inc.	4.50%		8/15/2025	2,627,000	3,536,730

Food 0.15%
Post Holdings, Inc.	2.50%		8/15/2027	5,156,000	5,779,876

Internet 0.24%
Lyft, Inc.†	0.625%		3/1/2029	2,991,000	3,088,630
Meituan (China)(b)	Zero Coupon		4/27/2027	6,600,000	6,208,950
Total					9,297,580

Lodging 0.13%
H World Group Ltd. (China)(b)	3.00%		5/1/2026	4,393,000	4,915,767

Media 0.10%
Sphere Entertainment Co.†	3.50%		12/1/2028	2,829,000	3,699,059

Oil & Gas 0.48%
CNX Resources Corp.	2.25%		5/1/2026	2,946,000	5,533,767
Northern Oil & Gas, Inc.	3.625%		4/15/2029	4,506,000	5,574,147
Pioneer Natural Resources Co.	0.25%		5/15/2025	2,479,000	7,275,245
Total					18,383,159

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS 0.20%
PennyMac Corp.	5.50%	11/1/2024		$7,856,000	$7,767,620

Retail 0.21%
Cheesecake Factory, Inc.	0.375%	6/15/2026		4,961,000	4,382,960
Shake Shack, Inc.	Zero Coupon	3/1/2028		3,926,000	3,562,845
Total					7,945,805

Software 0.09%
Datadog, Inc.	0.125%	6/15/2025		2,509,000	3,589,124

Telecommunications 0.11%
GDS Holdings Ltd. (China)(b)	4.50%	1/31/2030		5,600,000	4,409,788

Trucking & Leasing 0.09%
Greenbrier Cos., Inc.	2.875%	4/15/2028		3,139,000	3,378,349
Total Convertible Bonds (cost $91,390,558)					92,005,254

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 0.21%

Commercial Banks 0.10%
Bank of America Corp.	7.25%			3,519	4,059,167

Financial Services 0.11%
Apollo Global Management, Inc.	6.75%			66,964	4,118,286
Total Convertible Preferred Stocks (cost $8,014,352)					8,177,453

	Interest Rate	Maturity Date	Principal Amount‡

CORPORATE BONDS 79.23%

Advertising 0.81%
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028		$6,491,000	5,509,231
Clear Channel Outdoor Holdings, Inc.†	9.00%	9/15/2028		1,332,000	1,370,694
Outfront Media Capital LLC/Outfront Media Capital Corp.†	5.00%	8/15/2027		12,517,000	11,925,793
Summer BC Bidco B LLC†	5.50%	10/31/2026		2,800,000	2,676,110
Summer BC Holdco A SARL	9.25%	10/31/2027	EUR	7,543,613	7,729,371
Summer BC Holdco B SARL	5.75%	10/31/2026	EUR	2,032,000	2,133,855
Total					31,345,054

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Aerospace/Defense 0.68%
Bombardier, Inc. (Canada)†(b)	6.00%	2/15/2028		$4,753,000	$4,640,255
Bombardier, Inc. (Canada)†(b)	7.50%	2/1/2029		6,610,000	6,768,276
Bombardier, Inc. (Canada)†(b)	7.875%	4/15/2027		4,821,000	4,793,968
TransDigm, Inc.	5.50%	11/15/2027		5,877,000	5,716,321
TransDigm, Inc.†	6.75%	8/15/2028		1,684,000	1,693,260
Triumph Group, Inc.†	9.00%	3/15/2028		2,662,000	2,759,708
Total					26,371,788

Agriculture 0.57%
Kernel Holding SA (Ukraine)†(b)	6.50%	10/17/2024		8,758,000	7,804,429
Kernel Holding SA (Ukraine)(b)	6.75%	10/27/2027		3,000,000	2,186,790
MHP SE (Ukraine)†(b)	7.75%	5/10/2024		2,000,000	1,934,430
MHP SE (Ukraine)(b)	7.75%	5/10/2024		4,600,000	4,449,189
Turning Point Brands, Inc.†	5.625%	2/15/2026		2,668,000	2,612,188
Vector Group Ltd.†	10.50%	11/1/2026		3,225,000	3,252,316
Total					22,239,342

Airlines 1.59%
Air Canada (Canada)†(b)	3.875%	8/15/2026		6,931,000	6,580,758
American Airlines, Inc.†	7.25%	2/15/2028		8,966,000	9,025,994
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%	4/20/2026		6,750,000	6,677,905
Azul Secured Finance LLP	11.50%	5/28/2029		3,000,000	2,519,044
Azul Secured Finance LLP†	11.93%	8/28/2028		5,500,000	5,466,909
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		12,127,817	11,387,164
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)	7.875%	5/1/2027		5,610,000	4,994,766
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)	9.50%	6/1/2028		16,433,000	14,733,259
Total					61,385,799

Auto Manufacturers 1.18%
Aston Martin Capital Holdings Ltd. (Jersey)†(b)	10.00%	3/31/2029		8,366,000	8,202,059
Ford Credit Canada Co.	7.375%	5/12/2026	CAD	8,330,000	6,254,897
Ford Motor Credit Co. LLC	7.35%	11/4/2027		$13,995,000	14,479,150
Hyundai Capital America†	6.10%	9/21/2028		4,192,000	4,241,827
Jaguar Land Rover Automotive PLC (United Kingdom)†(b)	5.875%	1/15/2028		8,000,000	7,783,729
JB Poindexter & Co., Inc.†	8.75%	12/15/2031		4,470,000	4,572,895
Total					45,534,557

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Auto Parts & Equipment 1.53%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027			$7,375,000	$7,310,354
American Axle & Manufacturing, Inc.	6.875%		7/1/2028			2,500,000	2,484,002
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028			837,000	839,558
Dana, Inc.	5.625%		6/15/2028			3,425,000	3,304,205
Goodyear Tire & Rubber Co.	5.00%		5/31/2026			9,764,000	9,467,692
Grupo Antolin-Irausa SA	3.375%		4/30/2026		EUR	6,900,000	6,843,071
IHO Verwaltungs GmbH (Germany)†(b)	4.75%		9/15/2026			$6,900,000	6,651,426
Tenneco, Inc.†	8.00%		11/17/2028			24,030,000	22,477,150
Total							59,377,458

Banks 1.88%
Citizens Bank NA	4.119% (SOFR + 1.40%	)#	5/23/2025			2,145,000	2,139,804
Comerica, Inc.	5.982% (SOFR + 2.16%	)#	1/30/2030			3,686,000	3,580,469
Freedom Mortgage Corp.†	6.625%		1/15/2027			2,750,000	2,649,449
Freedom Mortgage Corp.†	12.00%		10/1/2028			11,040,000	11,826,421
ING Groep NV (Netherlands)(b)	6.913% (SOFR + 1.56%	)#	9/11/2027			3,500,000	3,552,171
JPMorgan Chase & Co.	4.00% (3 mo. USD Term SOFR + 2.75%	)#	–	(c)		8,400,000	8,202,031
JPMorgan Chase & Co.	6.274% (SOFR + 0.92%	)#	4/22/2028			9,819,000	9,858,107
Lloyds Banking Group PLC (United Kingdom)(b)	7.50% (5 yr. USD Swap + 4.76%	)#	–	(c)		6,882,000	6,894,656
Popular, Inc.	7.25%		3/13/2028			7,030,000	7,057,087
UBS Group AG (Switzerland)(b)	5.125% (5 yr. CMT + 4.86%	)#	–	(c)		2,130,000	2,019,400
UBS Group AG (Switzerland)†(b)	7.75% (5 yr. USD ICE Swap + 4.16%	)#	–	(c)		2,291,000	2,314,863
UBS Group AG (Switzerland)†(b)	9.25% (5 yr. CMT + 4.75%	)#	–	(c)		2,674,000	2,860,455
Wells Fargo & Co.	6.424% (SOFR + 1.07%	)#	4/22/2028			9,819,000	9,878,626
Total							72,833,539

Building Materials 1.78%
ACProducts Holdings, Inc.†	6.375%		5/15/2029			3,470,000	2,424,921
AmeriTex HoldCo Intermediate LLC†	10.25%		10/15/2028			13,850,000	14,606,639
Eco Material Technologies, Inc.†	7.875%		1/31/2027			10,648,000	10,735,664
Griffon Corp.	5.75%		3/1/2028			3,690,000	3,557,104
JELD-WEN, Inc.†	4.875%		12/15/2027			9,210,000	8,750,868

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Building Materials (continued)
Sisecam U.K. PLC (United Kingdom)†(a)(b)	8.25%	5/2/2029		$4,600,000	$4,687,887
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028		14,604,000	14,140,976
Standard Industries, Inc.†	5.00%	2/15/2027		5,360,000	5,167,442
West China Cement Ltd. (China)(b)	4.95%	7/8/2026		6,000,000	4,896,162
Total					68,967,663

Chemicals 3.47%
ASP Unifrax Holdings, Inc.†	5.25%	9/30/2028		13,524,000	8,162,479
Celanese U.S. Holdings LLC	6.165%	7/15/2027		4,143,000	4,168,694
Cerdia Finanz GmbH (Germany)†(b)	10.50%	2/15/2027		6,462,000	6,705,043
Chemours Co.	5.375%	5/15/2027		8,416,000	7,972,094
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		4,255,000	3,974,421
Herens Midco SARL	5.25%	5/15/2029	EUR	9,909,000	7,594,252
INEOS Finance PLC (United Kingdom)†(b)	6.75%	5/15/2028		$10,300,000	10,131,538
INEOS Finance PLC (United Kingdom)†(b)	7.50%	4/15/2029		3,750,000	3,772,129
INEOS Quattro Finance 2 PLC	8.50%	3/15/2029	EUR	4,900,000	5,482,840
Kobe U.S. Midco 2, Inc.†	9.25%	11/1/2026		$7,106,500	6,129,356
Minerals Technologies, Inc.†	5.00%	7/1/2028		5,500,000	5,222,002
Nobian Finance BV	3.625%	7/15/2026	EUR	7,854,000	8,147,019
NOVA Chemicals Corp. (Canada)†(b)	5.25%	6/1/2027		$11,766,000	11,080,752
OCI NV (Netherlands)†(b)	4.625%	10/15/2025		4,000,000	3,900,428
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028		14,207,000	15,093,071
Rain Carbon, Inc.†	12.25%	9/1/2029		12,147,000	12,664,973
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		54,000	52,997
SK Invictus Intermediate II SARL (Luxembourg)†(b)	5.00%	10/30/2029		6,082,000	5,307,542
Synthomer PLC	7.375%	5/2/2029	EUR	5,020,000	5,419,197
Synthomer PLC†	7.375%	5/2/2029	EUR	2,235,000	2,412,730
WR Grace Holdings LLC†	5.625%	8/15/2029		$801,000	718,048
Total					134,111,605

Coal 0.30%
Coronado Finance Pty. Ltd. (Australia)†(b)	10.75%	5/15/2026		1,063,000	1,104,561
SunCoke Energy, Inc.†	4.875%	6/30/2029		10,009,000	8,849,687
Warrior Met Coal, Inc.†	7.875%	12/1/2028		1,608,000	1,633,984
Total					11,588,232

Commercial Services 3.83%
AA Bond Co. Ltd.	6.50%	1/31/2026	GBP	2,395,000	2,966,885
AA Bond Co. Ltd.	6.50%	1/31/2026	GBP	1,200,000	1,486,539
Albion Financing 2 SARL (Luxembourg)†(b)	8.75%	4/15/2027		$6,766,000	6,799,747
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026		7,718,000	7,705,429

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		$16,136,000	$16,092,327
Alta Equipment Group, Inc.†	5.625%	4/15/2026		13,659,000	13,171,464
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027		5,893,000	5,605,226
BCP V Modular Services Finance II PLC	6.125%	11/30/2028	GBP	5,750,000	6,606,133
BCP V Modular Services Finance PLC	6.75%	11/30/2029	EUR	2,764,000	2,577,337
CoreCivic, Inc.	8.25%	4/15/2029		$7,362,000	7,613,302
Element Fleet Management Corp. (Canada)†(b)	5.643%	3/13/2027		7,920,000	7,866,208
Garda World Security Corp. (Canada)†(b)	7.75%	2/15/2028		3,227,000	3,265,688
GEO Group, Inc.†	8.625%	4/15/2029		10,035,000	10,165,851
GEO Group, Inc.†	10.25%	4/15/2031		4,077,000	4,205,936
Herc Holdings, Inc.†	5.50%	7/15/2027		4,554,000	4,427,413
Hertz Corp.(d)	Zero Coupon	10/15/2022		2,000	80
Hertz Corp.	Zero Coupon	10/15/2024		22,000	880
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.†	5.00%	2/1/2026		2,373,000	2,347,787
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027		9,516,000	8,675,450
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%	4/15/2026		2,050,000	2,026,049
Prime Security Services Borrower LLC/Prime Finance, Inc.†	6.25%	1/15/2028		5,849,000	5,719,074
Sabre GLBL, Inc.†	8.625%	6/1/2027		6,897,000	6,108,505
Sotheby’s†	7.375%	10/15/2027		11,210,000	10,456,666
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026		12,822,000	12,444,020
Total					148,333,996

Computers 0.54%
NCR Atleos Corp.†	9.50%	4/1/2029		6,472,000	6,885,616
Unisys Corp.†	6.875%	11/1/2027		7,750,000	6,690,880
Western Digital Corp.	2.85%	2/1/2029		8,696,000	7,352,880
Total					20,929,376

Cosmetics/Personal Care 0.25%
Coty, Inc.†	5.00%	4/15/2026		10,000,000	9,816,944

Distribution/Wholesale 0.30%
G-III Apparel Group Ltd.†	7.875%	8/15/2025		4,164,000	4,188,289
Manuchar Group SARL	7.25%	6/30/2027	EUR	3,900,000	4,055,533
Travis Perkins PLC	3.75%	2/17/2026	GBP	2,800,000	3,323,803
Total					11,567,625

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services 6.47%
AerCap Holdings NV (Ireland)(b)	5.875% (5 yr. CMT + 4.54%	)#	10/10/2079	$3,000,000	$2,967,678
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027	2,500,000	2,577,700
Aretec Group, Inc.†	10.00%		8/15/2030	3,162,000	3,438,542
Aviation Capital Group LLC†	6.25%		4/15/2028	10,599,000	10,703,965
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.50%		1/15/2026	8,655,000	8,531,471
Bread Financial Holdings, Inc.†	9.75%		3/15/2029	7,550,000	7,858,055
Castlelake Aviation Finance DAC (Ireland)†(b)	5.00%		4/15/2027	13,655,000	13,155,960
Coinbase Global, Inc.†	3.375%		10/1/2028	15,359,000	12,891,554
Enova International, Inc.†	8.50%		9/15/2025	5,422,000	5,412,682
GGAM Finance Ltd. (Ireland)†(b)	6.875%		4/15/2029	3,074,000	3,078,795
GGAM Finance Ltd. (Ireland)†(b)	8.00%		2/15/2027	8,556,000	8,775,363
GGAM Finance Ltd. (Ireland)†(b)	8.00%		6/15/2028	11,077,000	11,416,133
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(b)	6.50%		9/15/2024	20,919,685	19,635,875
ILFC E-Capital Trust I†	7.145% (3 mo. USD Term SOFR + 1.81%	)#	12/21/2065	5,585,000	4,422,478
ILFC E-Capital Trust II†	7.395% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065	11,038,000	8,931,718
Jefferies Finance LLC/JFIN Co.-Issuer Corp.†	5.00%		8/15/2028	13,900,000	12,518,492
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	8,175,000	8,043,877
LFS Topco LLC†	5.875%		10/15/2026	4,187,000	3,894,886
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	8.125%		3/30/2029	2,325,000	2,433,761
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	8.375%		5/1/2028	4,364,000	4,586,630
Midcap Financial Issuer Trust†	6.50%		5/1/2028	18,749,000	16,975,059
Nationstar Mortgage Holdings, Inc.†	6.00%		1/15/2027	2,500,000	2,451,942
Navient Corp.	4.875%		3/15/2028	509,000	460,359
Navient Corp.	5.875%		10/25/2024	2,245,000	2,241,456
Navient Corp.	6.75%		6/25/2025	2,925,000	2,918,479
Navient Corp.	6.75%		6/15/2026	8,350,000	8,329,741
Navient Corp.	9.375%		7/25/2030	3,650,000	3,758,679
Navient Corp.	11.50%		3/15/2031	3,942,000	4,313,857
OneMain Finance Corp.	3.50%		1/15/2027	3,000,000	2,762,678
OneMain Finance Corp.	6.875%		3/15/2025	3,208,000	3,231,514
OneMain Finance Corp.	7.125%		3/15/2026	14,859,000	15,005,583
Osaic Holdings, Inc.†	10.75%		8/1/2027	7,618,000	7,893,238
PennyMac Financial Services, Inc.†	5.375%		10/15/2025	8,178,000	8,074,783
Provident Funding Associates LP/PFG Finance Corp.†	6.375%		6/15/2025	696,000	670,356

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.†	2.875%		10/15/2026			$3,945,000	$3,625,366
SLM Corp.	3.125%		11/2/2026			6,289,000	5,839,463
World Acceptance Corp.†	7.00%		11/1/2026			7,190,000	6,690,119
Total							250,518,287

Electric 1.89%
Alexander Funding Trust II†	7.467%		7/31/2028			3,000,000	3,131,194
Calpine Corp.†	5.125%		3/15/2028			8,370,000	7,946,978
Calpine Corp.†	5.25%		6/1/2026			4,818,000	4,753,603
Elwood Energy LLC	8.159%		7/5/2026			5,846	4,794
Eskom Holdings SOC Ltd. (South Africa)†(b)	7.125%		2/11/2025			5,483,000	5,457,778
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			5,436,000	5,070,431
NRG Energy, Inc.	6.625%		1/15/2027			4,600,000	4,594,993
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(c)		7,265,000	7,838,376
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028			3,723,000	3,332,975
Talen Energy Supply LLC†	8.625%		6/1/2030			786,000	832,236
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(c)		8,783,000	8,685,449
Vistra Corp.†	8.00% (5 yr. CMT + 6.93%	)#	–	(c)		2,467,000	2,494,588
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(c)		7,880,000	8,140,875
Vistra Operations Co. LLC†	5.00%		7/31/2027			2,629,000	2,504,378
Vistra Operations Co. LLC†	5.50%		9/1/2026			225,000	219,782
Vistra Operations Co. LLC†	5.625%		2/15/2027			8,265,000	8,048,245
Total							73,056,675

Electrical Components & Equipment 0.05%
WESCO Distribution, Inc.†	7.125%		6/15/2025			2,000,000	2,003,338

Energy-Alternate Sources 0.10%
Greenko Solar Mauritius Ltd. (Mauritius)(b)	5.95%		7/29/2026			500,000	481,875
TerraForm Power Operating LLC†	5.00%		1/31/2028			3,633,000	3,393,641
Total							3,875,516

Engineering & Construction 0.21%
Gatwick Airport Finance PLC	4.375%		4/7/2026		GBP	2,800,000	3,380,207
Heathrow Finance PLC	3.875%	(e)	3/1/2027		GBP	900,000	1,054,915
Heathrow Finance PLC	5.75%		3/3/2025		GBP	3,059,000	3,804,179
Total							8,239,301

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment 1.75%
AMC Entertainment Holdings, Inc.†	10.00%		6/15/2026		$8,409,491	$5,793,046
Caesars Entertainment, Inc.†	8.125%		7/1/2027		7,360,000	7,464,607
CCM Merger, Inc.†	6.375%		5/1/2026		8,805,000	8,790,130
Cinemark USA, Inc.†	5.25%		7/15/2028		4,016,000	3,733,395
Cinemark USA, Inc.†	5.875%		3/15/2026		10,373,000	10,275,848
CPUK Finance Ltd.	4.50%		8/28/2027	GBP	1,285,000	1,465,633
CPUK Finance Ltd.	4.875%		2/28/2047	GBP	2,000,000	2,457,990
Empire Resorts, Inc.†	7.75%		11/1/2026		$2,000,000	1,856,071
Flutter Treasury DAC (Ireland)†(b)	6.375%		4/29/2029		2,832,000	2,841,615
Inter Media & Communication SpA	6.75%		2/9/2027	EUR	12,968,000	13,648,348
Jacobs Entertainment, Inc.†	6.75%		2/15/2029		$2,682,000	2,548,338
Mohegan Tribal Gaming Authority†	8.00%		2/1/2026		454,000	431,622
Penn Entertainment, Inc.†	5.625%		1/15/2027		595,000	565,912
Pinewood Finance Co. Ltd.	3.25%		9/30/2025	GBP	4,900,000	5,977,379
Total						67,849,934

Environmental Control 0.14%
Enviri Corp.†	5.75%		7/31/2027		$5,835,000	5,463,784

Food 0.65%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%		2/15/2028		1,875,000	1,875,100
B&G Foods, Inc.†	8.00%		9/15/2028		2,931,000	3,040,921
Bellis Acquisition Co. PLC	3.25%		2/16/2026	GBP	3,000,000	3,693,486
Iceland Bondco PLC†	10.875%		12/15/2027	GBP	654,000	840,128
Iceland Bondco PLC	10.875%		12/15/2027	GBP	250,000	321,150
Market Bidco Finco PLC	5.50%		11/4/2027	GBP	6,850,000	7,750,639
Nathan’s Famous, Inc.†	6.625%		11/1/2025		$10,000	9,990
Sigma Holdco BV (Netherlands)†(b)	7.875%		5/15/2026		8,027,000	7,617,944
Total						25,149,358

Forest Products & Paper 0.49%
Ahlstrom Holding 3 OYJ (Finland)†(b)	4.875%		2/4/2028		6,380,000	5,882,520
Mercer International, Inc. (Canada)(b)	5.125%		2/1/2029		5,538,000	4,842,685
Mercer International, Inc. (Canada)(b)	5.50%		1/15/2026		3,928,000	3,818,351
Mercer International, Inc. (Canada)†(b)	12.875%		10/1/2028		3,960,000	4,322,395
Total						18,865,951

Hand/Machine Tools 0.19%
IMA Industria Macchine Automatiche SpA†	7.652% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	1,618,000	1,749,566
IMA Industria Macchine Automatiche SpA	7.654% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	5,265,000	5,693,120
Total						7,442,686

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Health Care-Products 0.24%
Bausch & Lomb Corp. (Canada)†(b)	8.375%	10/1/2028		$8,857,000	$9,158,138

Health Care-Services 3.30%
Catalent Pharma Solutions, Inc.	2.375%	3/1/2028	EUR	950,000	964,218
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027		$15,075,000	14,830,315
CHS/Community Health Systems, Inc.†	5.625%	3/15/2027		9,840,000	9,019,899
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030		10,195,000	7,217,985
CHS/Community Health Systems, Inc.†	6.875%	4/1/2028		4,244,000	2,906,079
CHS/Community Health Systems, Inc.†	8.00%	3/15/2026		10,655,000	10,613,463
CHS/Community Health Systems, Inc.†	8.00%	12/15/2027		4,260,000	4,173,900
Global Medical Response, Inc.†	6.50%	10/1/2025		6,981,000	6,612,455
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028		13,042,000	13,744,462
Legacy LifePoint Health LLC†	4.375%	2/15/2027		3,928,000	3,682,467
LifePoint Health, Inc.†	5.375%	1/15/2029		11,343,000	9,080,636
LifePoint Health, Inc.†	11.00%	10/15/2030		1,976,000	2,105,709
ModivCare, Inc.†	5.875%	11/15/2025		5,409,000	5,281,113
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026		1,452,000	1,447,179
Select Medical Corp.†	6.25%	8/15/2026		5,212,000	5,218,592
Tenet Healthcare Corp.	5.125%	11/1/2027		2,100,000	2,033,513
Tenet Healthcare Corp.	6.125%	10/1/2028		7,580,000	7,491,945
Tenet Healthcare Corp.	6.25%	2/1/2027		6,451,000	6,430,941
U.S. Acute Care Solutions LLC†	6.375%	3/1/2026		8,923,000	9,043,594
U.S. Acute Care Solutions LLC†(a)	9.75%	5/15/2029		5,791,000	5,686,092
Total					127,584,557

Holding Companies-Diversified 0.28%
Benteler International AG†	9.375%	5/15/2028	EUR	2,150,000	2,460,987
Benteler International AG (Austria)†(b)	10.50%	5/15/2028		$2,814,000	2,998,811
Stena International SA (Luxembourg)†(b)	7.25%	1/15/2031		2,756,000	2,760,830
Stena International SA (Luxembourg)†(b)	7.625%	2/15/2031		2,616,000	2,646,629
Total					10,867,257

Home Builders 0.65%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.625%	1/15/2028		2,445,000	2,439,311
Century Communities, Inc.	6.75%	6/1/2027		3,469,000	3,478,901
Dream Finders Homes, Inc.†	8.25%	8/15/2028		1,257,000	1,296,068
Landsea Homes Corp.†	8.875%	4/1/2029		5,519,000	5,421,231
LGI Homes, Inc.†	8.75%	12/15/2028		3,145,000	3,273,442
Miller Homes Group Finco PLC	7.00%	5/15/2029	GBP	4,375,000	5,066,204
STL Holding Co. LLC†	8.75%	2/15/2029		$4,071,000	4,186,994
Total					25,162,151

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Housewares 0.32%
Newell Brands, Inc.	4.875%		6/1/2025		$3,993,000	$3,932,501
Newell Brands, Inc.	5.70%		4/1/2026		1,880,000	1,851,610
Newell Brands, Inc.	6.375%		9/15/2027		6,900,000	6,749,969
Total						12,534,080

Insurance 0.47%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028		5,036,000	5,034,916
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%	)#	10/15/2051		7,889,000	6,974,304
Jones Deslauriers Insurance Management, Inc. (Canada)†(b)	8.50%		3/15/2030		1,343,000	1,381,501
SiriusPoint Ltd.	7.00%		4/5/2029		4,907,000	4,896,904
Total						18,287,625

Internet 1.63%
EquipmentShare.com, Inc.†	9.00%		5/15/2028		20,224,000	20,786,823
Gen Digital, Inc.†	6.75%		9/30/2027		6,431,000	6,460,335
GrubHub Holdings, Inc.†	5.50%		7/1/2027		3,926,000	3,505,192
ION Trading Technologies SARL (Luxembourg)†(b)	5.75%		5/15/2028		4,808,000	4,396,309
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†(f)	10.75%		6/1/2028		685,000	705,537
Prosus NV (Netherlands)(b)	4.85%		7/6/2027		7,500,000	7,206,300
Rakuten Group, Inc. (Japan)(b)	5.125% (5 yr. CMT + 4.58%	)#	–	(c)	5,000,000	4,165,052
Rakuten Group, Inc. (Japan)†(b)	9.75%		4/15/2029		8,339,000	8,270,884
Rakuten Group, Inc. (Japan)†(b)	11.25%		2/15/2027		4,800,000	5,000,519
Uber Technologies, Inc.†	6.25%		1/15/2028		2,713,000	2,714,215
Total						63,211,166

Investment Companies 0.44%
Blue Owl Credit Income Corp.	5.50%		3/21/2025		4,756,000	4,721,786
Blue Owl Technology Finance Corp.†	4.75%		12/15/2025		6,141,000	5,893,068
Sixth Street Lending Partners†	6.50%		3/11/2029		6,384,000	6,267,103
Total						16,881,957

Iron-Steel 0.55%
Algoma Steel, Inc. (Canada)†(b)	9.125%		4/15/2029		8,743,000	8,644,641
ATI, Inc.	5.875%		12/1/2027		4,425,000	4,339,058
Mineral Resources Ltd. (Australia)†(b)	8.00%		11/1/2027		6,411,000	6,491,490
U.S. Steel Corp.	6.875%		3/1/2029		1,629,000	1,632,991
Total						21,108,180

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Leisure Time 2.75%
Carnival Corp.†	5.75%	3/1/2027		$26,226,000	$25,613,396
Carnival Corp.†	6.00%	5/1/2029		4,689,000	4,546,775
Carnival Corp.†	7.625%	3/1/2026		14,898,000	15,000,464
Deuce Finco PLC	5.50%	6/15/2027	GBP	3,800,000	4,495,444
Lindblad Expeditions LLC†	6.75%	2/15/2027		$4,951,000	4,908,756
NCL Corp. Ltd.†	5.875%	3/15/2026		2,450,000	2,402,300
NCL Corp. Ltd.†	5.875%	2/15/2027		3,639,000	3,557,466
NCL Corp. Ltd.†	8.125%	1/15/2029		2,534,000	2,640,970
NCL Corp. Ltd.†	8.375%	2/1/2028		2,650,000	2,765,723
Pinnacle Bidco PLC	10.00%	10/11/2028	GBP	4,900,000	6,376,672
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026		$6,434,000	6,182,588
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027		4,070,000	3,963,508
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026		7,000,000	6,871,427
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028		5,250,000	5,113,850
Royal Caribbean Cruises Ltd.†	9.25%	1/15/2029		10,000,000	10,686,530
TUI Cruises GmbH†	6.25%	4/15/2029	EUR	1,129,000	1,216,918
Total					106,342,787

Lodging 1.21%
Full House Resorts, Inc.†	8.25%	2/15/2028		$3,806,000	3,635,403
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026		4,013,000	3,838,012
Melco Resorts Finance Ltd. (Hong Kong)†(b)	5.75%	7/21/2028		3,850,000	3,573,703
MGM China Holdings Ltd. (Macau)†(b)	5.25%	6/18/2025		2,250,000	2,216,240
MGM China Holdings Ltd. (Macau)†(b)	5.875%	5/15/2026		3,450,000	3,390,880
MGM Resorts International	5.50%	4/15/2027		14,641,000	14,287,958
Studio City Co. Ltd. (Macau)†(b)	7.00%	2/15/2027		4,775,000	4,730,951
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		8,430,000	8,152,546
Wynn Macau Ltd. (Macau)†(b)	5.50%	10/1/2027		3,241,000	3,067,843
Total					46,893,536

Machinery-Diversified 0.36%
GrafTech Global Enterprises, Inc.†	9.875%	12/15/2028		9,342,000	7,035,081
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC (Canada)†(b)	9.00%	2/15/2029		1,457,000	1,501,574
Selecta Group BV	8.00%	4/1/2026	EUR	5,401,122	5,556,573
Total					14,093,228

Media 4.44%
Altice Financing SA (Luxembourg)†(b)	5.00%	1/15/2028		$5,500,000	4,346,687
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		17,092,000	16,033,534
CSC Holdings LLC†	5.50%	4/15/2027		10,550,000	8,658,883

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Media (continued)
CSC Holdings LLC†	6.50%	2/1/2029		$9,550,000	$7,131,364
CSC Holdings LLC†	11.25%	5/15/2028		13,881,000	12,291,748
CSC Holdings LLC†	11.75%	1/31/2029		11,704,000	10,405,441
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027		5,445,000	5,079,651
DISH Network Corp.†	11.75%	11/15/2027		9,951,000	10,039,535
Gray Television, Inc.†	7.00%	5/15/2027		21,433,000	19,523,136
iHeartCommunications, Inc.†	5.25%	8/15/2027		624,000	458,368
iHeartCommunications, Inc.	6.375%	5/1/2026		4,521,117	3,824,922
LCPR Senior Secured Financing DAC (Ireland)†(b)	6.75%	10/15/2027		5,675,000	5,264,983
Nexstar Media, Inc.†	5.625%	7/15/2027		13,170,000	12,395,294
Scripps Escrow, Inc.†	5.875%	7/15/2027		6,110,000	4,814,091
Sunrise HoldCo IV BV (Netherlands)†(b)	5.50%	1/15/2028		3,500,000	3,299,735
TEGNA, Inc.	4.625%	3/15/2028		10,762,000	9,738,989
TEGNA, Inc.†	4.75%	3/15/2026		2,200,000	2,126,527
Univision Communications, Inc.†	6.625%	6/1/2027		7,233,000	6,986,059
Univision Communications, Inc.†	8.00%	8/15/2028		14,941,000	14,937,133
Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/2028	GBP	2,800,000	3,131,898
Virgin Media Vendor Financing Notes IV DAC (Ireland)†(b)	5.00%	7/15/2028		$5,750,000	5,124,410
Ziggo Bond Co. BV (Netherlands)†(b)	6.00%	1/15/2027		6,475,000	6,372,359
Total					171,984,747

Metal Fabricate-Hardware 0.28%
Park-Ohio Industries, Inc.	6.625%	4/15/2027		11,205,000	10,657,523

Mining 1.97%
China Hongqiao Group Ltd. (China)(b)	7.75%	3/27/2025		5,600,000	5,615,270
Compass Minerals International, Inc.†	6.75%	12/1/2027		5,683,000	5,335,987
Eldorado Gold Corp. (Canada)†(b)	6.25%	9/1/2029		7,327,000	6,908,634
First Quantum Minerals Ltd. (Canada)†(b)	9.375%	3/1/2029		3,627,000	3,751,860
Hecla Mining Co.	7.25%	2/15/2028		14,998,000	14,952,146
Hudbay Minerals, Inc. (Canada)†(b)	4.50%	4/1/2026		17,595,000	17,036,181
JW Aluminum Continuous Cast Co.†	10.25%	6/1/2026		2,237,000	2,264,392
Novelis Corp.†	3.25%	11/15/2026		7,900,000	7,394,744
Taseko Mines Ltd. (Canada)†(b)	8.25%	5/1/2030		6,591,000	6,704,549
WE Soda Investments Holding PLC (United Kingdom)†(b)	9.50%	10/6/2028		5,934,000	6,141,263
Total					76,105,026

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Miscellaneous Manufacturing 0.64%
Calderys Financing LLC (France)†(b)	11.25%	6/1/2028	$4,334,000	$4,607,163
FXI Holdings, Inc.†	12.25%	11/15/2026	4,843,000	4,814,136
FXI Holdings, Inc.†	12.25%	11/15/2026	4,147,000	4,114,818
Gates Global LLC/Gates Corp.†	6.25%	1/15/2026	7,852,000	7,862,869
LSB Industries, Inc.†	6.25%	10/15/2028	3,545,000	3,364,269
Total				24,763,255

Office/Business Equipment 0.55%
Xerox Holdings Corp.†	5.00%	8/15/2025	16,401,000	15,951,450
Xerox Holdings Corp.†	8.875%	11/30/2029	5,726,000	5,460,949
Total				21,412,399

Oil & Gas 11.10%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	2,913,000	2,934,518
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	7.00%	11/1/2026	7,098,000	7,093,218
Berry Petroleum Co. LLC†	7.00%	2/15/2026	11,147,000	11,059,060
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	19,605,000	20,336,600
Calumet Specialty Products Partners LP/Calumet Finance Corp.†	8.125%	1/15/2027	1,380,000	1,321,289
Canacol Energy Ltd. (Canada)(b)	5.75%	11/24/2028	6,700,000	3,161,294
Chord Energy Corp.†	6.375%	6/1/2026	4,485,000	4,487,059
CITGO Petroleum Corp.†	6.375%	6/15/2026	3,978,000	3,977,013
CITGO Petroleum Corp.†	7.00%	6/15/2025	4,238,000	4,236,812
CITGO Petroleum Corp.†	8.375%	1/15/2029	18,756,000	19,427,066
Civitas Resources, Inc.†	5.00%	10/15/2026	2,462,000	2,383,546
Civitas Resources, Inc.†	8.375%	7/1/2028	19,333,000	20,192,043
Comstock Resources, Inc.†	5.875%	1/15/2030	4,362,000	3,977,321
Comstock Resources, Inc.†	6.75%	3/1/2029	13,360,000	12,732,102
Crescent Energy Finance LLC†	9.25%	2/15/2028	23,961,000	25,335,528
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(b)	8.50%	10/1/2030	5,353,000	5,603,488
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	5,815,000	5,891,560
EnQuest PLC (United Kingdom)†(b)	11.625%	11/1/2027	7,870,000	8,067,120
Gulfport Energy Corp.†	8.00%	5/17/2026	4,549,731	4,612,713
HF Sinclair Corp.†	6.375%	4/15/2027	3,304,000	3,305,761
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	4,914,000	4,846,125
Kosmos Energy Ltd.†	7.125%	4/4/2026	2,650,000	2,568,395
Leviathan Bond Ltd. (Israel)(b)	6.50%	6/30/2027	4,300,000	4,045,324

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	$16,005,000	$15,805,347
Matador Resources Co.	5.875%	9/15/2026	13,466,000	13,455,037
Matador Resources Co.†	6.875%	4/15/2028	1,326,000	1,337,325
MC Brazil Downstream Trading SARL (Luxembourg)†(b)	7.25%	6/30/2031	4,378,210	3,796,423
Medco Bell Pte. Ltd. (Singapore)(b)	6.375%	1/30/2027	6,034,000	5,879,422
Nabors Industries Ltd.†	7.50%	1/15/2028	7,181,000	6,815,538
Nabors Industries, Inc.†	7.375%	5/15/2027	6,597,000	6,544,125
Noble Finance II LLC†	8.00%	4/15/2030	6,179,000	6,371,766
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	6,413,000	6,260,088
Permian Resources Operating LLC†	5.375%	1/15/2026	1,417,000	1,401,454
Permian Resources Operating LLC†	7.75%	2/15/2026	3,790,000	3,827,422
Permian Resources Operating LLC†	8.00%	4/15/2027	6,858,000	7,046,965
Petroleos Mexicanos (Mexico)(b)	6.49%	1/23/2027	11,126,000	10,440,927
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	2,592,000	2,567,388
Precision Drilling Corp. (Canada)†(b)	7.125%	1/15/2026	2,884,000	2,886,243
Seadrill Finance Ltd.†	8.375%	8/1/2030	5,593,000	5,831,184
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(b)	9.625%	4/15/2029	11,811,000	11,187,900
SierraCol Energy Andina LLC†	6.00%	6/15/2028	6,200,000	5,372,133
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	16,748,000	17,238,275
SM Energy Co.	6.625%	1/15/2027	6,207,000	6,180,472
SM Energy Co.	6.75%	9/15/2026	14,355,000	14,364,741
Strathcona Resources Ltd. (Canada)†(b)	6.875%	8/1/2026	13,363,000	13,246,164
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	4,150,000	4,212,976
Talos Production, Inc.†	9.00%	2/1/2029	15,705,000	16,584,324
Transocean Aquila Ltd.†	8.00%	9/30/2028	6,359,000	6,473,971
Transocean, Inc.†	8.25%	5/15/2029	15,112,000	15,034,530
Turkiye Petrol Rafinerileri AS (Turkey)(b)	4.50%	10/18/2024	3,788,000	3,760,537
Valaris Ltd.†	8.375%	4/30/2030	7,714,000	7,939,169
Vermilion Energy, Inc. (Canada)†(b)	5.625%	3/15/2025	7,583,000	7,560,933
Vital Energy, Inc.†	7.75%	7/31/2029	6,250,000	6,296,100
W&T Offshore, Inc.†	11.75%	2/1/2026	11,859,000	12,106,596
Total				429,420,430

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas Services 1.34%
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029	$12,326,000	$13,113,366
Kodiak Gas Services LLC†	7.25%	2/15/2029	2,713,000	2,734,884
Nine Energy Service, Inc.	13.00%	2/1/2028	4,966,000	3,940,564
Oceaneering International, Inc.	6.00%	2/1/2028	2,735,000	2,692,718
Oceaneering International, Inc.	6.00%	2/1/2028	2,815,000	2,771,481
Tidewater, Inc.†	10.375%	7/3/2028	1,500,000	1,605,000
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	5,758,000	5,753,418
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	2,514,000	2,499,983
Weatherford International Ltd.†	8.625%	4/30/2030	1,650,000	1,714,574
Welltec International ApS (Denmark)†(b)	8.25%	10/15/2026	1,126,000	1,152,545
Welltec International ApS (Denmark)(b)	8.25%	10/15/2026	13,614,000	13,934,950
Total				51,913,483

Packaging & Containers 1.74%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(b)	4.125%	8/15/2026	7,539,000	6,290,479
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(b)	5.25%	8/15/2027	9,635,000	4,923,870
Canpack SA/Canpack U.S. LLC (Poland)†(b)	3.125%	11/1/2025	5,025,000	4,824,149
Iris Holding, Inc.†	10.00%	12/15/2028	4,680,000	4,152,998
LABL, Inc.†	9.50%	11/1/2028	7,482,000	7,494,142
LABL, Inc.†	10.50%	7/15/2027	11,074,000	10,888,533
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	9,236,000	9,301,197
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	17,019,000	16,697,263
Owens-Brockway Glass Container, Inc.†	6.625%	5/13/2027	2,602,000	2,602,595
Total				67,175,226

Pharmaceuticals 1.89%
1375209 BC Ltd. (Canada)†(b)	9.00%	1/30/2028	5,400,000	5,307,261
AdaptHealth LLC†	6.125%	8/1/2028	11,550,000	10,842,657
Bausch Health Cos., Inc. (Canada)†(b)	5.50%	11/1/2025	12,407,000	11,568,897
Bausch Health Cos., Inc. (Canada)†(b)	9.00%	12/15/2025	4,910,000	4,643,835
Curaleaf Holdings, Inc.	8.00%	12/15/2026	14,520,000	13,322,100
Elanco Animal Health, Inc.	6.65%	8/28/2028	2,006,000	2,005,877
Owens & Minor, Inc.†	4.50%	3/31/2029	4,655,000	4,185,717
Owens & Minor, Inc.†	6.625%	4/1/2030	3,922,000	3,810,028
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	6.75%	3/1/2028	4,200,000	4,267,007
Trulieve Cannabis Corp.	8.00%	10/6/2026	13,247,000	12,995,572
Total				72,948,951

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines 2.44%
AI Candelaria Spain SA (Spain)†(b)	7.50%		12/15/2028	$3,836,244	$3,695,798
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%		3/1/2027	9,661,000	9,493,215
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028	7,491,000	7,323,161
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029	7,424,000	7,486,669
Energy Transfer LP	8.00% (5 yr. CMT + 4.02%	)#	5/15/2054	2,164,000	2,230,312
EQM Midstream Partners LP†	6.375%		4/1/2029	2,862,000	2,837,675
EQM Midstream Partners LP†	7.50%		6/1/2027	4,712,000	4,804,615
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%		1/15/2027	3,863,000	3,909,913
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	4,917,000	4,990,917
Global Partners LP/GLP Finance Corp.	7.00%		8/1/2027	1,400,000	1,390,254
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.125%		2/15/2029	9,578,000	9,738,623
Northriver Midstream Finance LP (Canada)†(b)	5.625%		2/15/2026	3,513,000	3,442,265
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	6.00%		3/1/2027	2,060,000	2,008,471
Venture Global LNG, Inc.†	8.125%		6/1/2028	19,647,000	20,105,227
Venture Global LNG, Inc.†	9.50%		2/1/2029	10,206,000	10,976,420
Total					94,433,535

Real Estate 0.46%
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028	5,576,000	5,502,600
Howard Hughes Corp.†	5.375%		8/1/2028	7,159,000	6,743,321
Hunt Cos., Inc.†	5.25%		4/15/2029	6,109,000	5,455,235
Total					17,701,156

REITS 1.27%
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%		6/15/2027	2,469,000	2,534,179
Iron Mountain, Inc.†	4.875%		9/15/2027	6,553,000	6,258,930
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027	6,485,000	6,011,310
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		10/1/2025	4,816,000	4,752,370
Service Properties Trust	7.50%		9/15/2025	4,361,000	4,397,305
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC†	10.50%		2/15/2028	9,091,000	9,440,774
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	9,824,000	9,749,383
Vornado Realty LP	2.15%		6/1/2026	6,711,000	6,094,988
Total					49,239,239

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail 3.95%
Advance Auto Parts, Inc.	1.75%		10/1/2027		$4,291,000	$3,686,994
Bath & Body Works, Inc.	6.694%		1/15/2027		1,605,000	1,616,487
BCPE Ulysses Intermediate, Inc.†	7.75%		4/1/2027		2,041,000	1,990,586
CD&R Firefly Bidco PLC	8.625%		4/30/2029	GBP	1,984,000	2,472,166
CD&R Firefly Bidco PLC†	8.625%		4/30/2029	GBP	2,196,000	2,736,329
CEC Entertainment LLC†	6.75%		5/1/2026		$7,535,000	7,436,167
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%		4/26/2028		7,488,000	7,939,482
FirstCash, Inc.†	4.625%		9/1/2028		9,850,000	9,122,361
Gap, Inc.†	3.625%		10/1/2029		8,919,000	7,554,214
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	8.375%		1/15/2029		3,548,000	3,383,692
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		11,511,000	8,757,451
Michaels Cos., Inc.†	5.25%		5/1/2028		1,507,000	1,277,208
Nordstrom, Inc.	4.00%		3/15/2027		9,194,000	8,734,431
Park River Holdings, Inc.†	5.625%		2/1/2029		3,604,000	2,970,156
Patrick Industries, Inc.†	7.50%		10/15/2027		6,834,000	6,922,302
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029		25,908,000	24,652,087
Punch Finance PLC	6.125%		6/30/2026	GBP	6,225,000	7,476,646
Raising Cane’s Restaurants LLC†	9.375%		5/1/2029		$5,255,000	5,642,604
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%		11/28/2025		3,384,000	3,424,199
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026		3,948,000	3,901,733
Staples, Inc.†	7.50%		4/15/2026		11,918,000	11,501,193
Staples, Inc.†	10.75%		4/15/2027		6,879,000	6,336,953
Stonegate Pub Co. Financing 2019 PLC	8.25%		7/31/2025	GBP	5,892,000	7,079,311
Victoria’s Secret & Co.†	4.625%		7/15/2029		$8,153,000	6,412,624
Total						153,027,376

Savings & Loans 0.06%
New York Community Bancorp, Inc.	8.332% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		2,477,000	2,204,530

Software 0.89%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%		6/15/2029		2,489,000	2,562,714
Cloud Software Group, Inc.†	6.50%		3/31/2029		11,352,000	10,775,470
Cloud Software Group, Inc.†	9.00%		9/30/2029		7,355,000	7,082,793
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†(a)	8.75%		5/1/2029		4,930,000	4,943,826
Veritas U.S., Inc./Veritas Bermuda Ltd.†	7.50%		9/1/2025		9,972,000	9,080,937
Total						34,445,740

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Telecommunications 2.18%
Altice France Holding SA (Luxembourg)†(b)	10.50%		5/15/2027		$11,300,000	$4,022,131
Altice France SA	2.125%		2/15/2025	EUR	1,786,000	1,706,784
Altice France SA	2.50%		1/15/2025	EUR	8,039,000	7,680,551
Altice France SA (France)†(b)	8.125%		2/1/2027		$9,108,000	6,865,677
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(b)	6.75%		10/1/2026		14,775,000	14,322,335
Frontier Communications Holdings LLC†	5.00%		5/1/2028		8,138,000	7,495,247
Frontier Communications Holdings LLC†	5.875%		10/15/2027		9,700,000	9,313,828
Frontier Communications Holdings LLC†	6.00%		1/15/2030		170,000	141,975
Frontier Communications Holdings LLC†	6.75%		5/1/2029		4,469,000	3,936,532
Iliad Holding SASU (France)†(b)	6.50%		10/15/2026		5,300,000	5,279,537
Lumen Technologies, Inc.†	4.125%		4/15/2029		1,456,789	941,109
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(b)	6.20%		2/11/2025		7,250,000	5,686,719
Viasat, Inc.†	5.625%		9/15/2025		17,485,000	16,818,750
Total						84,211,175

Transportation 0.67%
gategroup Finance Luxembourg SA	3.00%		2/28/2027	CHF	3,800,000	3,441,806
Rand Parent LLC†	8.50%		2/15/2030		$9,002,000	8,914,384
Seaspan Corp. (Hong Kong)†(b)	5.50%		8/1/2029		12,987,000	11,187,452
XPO, Inc.†	6.25%		6/1/2028		2,338,000	2,333,638
Total						25,877,280

Trucking & Leasing 0.29%
AerCap Global Aviation Trust (Ireland)†(b)	6.50% (3 mo. USD Term SOFR + 4.56%	)#	6/15/2045		1,500,000	1,492,675
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028		5,347,000	5,137,810
Fortress Transportation & Infrastructure Investors LLC†	6.50%		10/1/2025		4,541,000	4,541,000
Total						11,171,485

Water 0.22%
Solaris Midstream Holdings LLC†	7.625%		4/1/2026		8,649,000	8,693,603
Total Corporate Bonds (cost $3,047,005,200)						3,066,378,629

FLOATING RATE LOANS(g) 16.12%

Advertising 0.03%
Clear Channel Outdoor Holdings, Inc. Term Loan B	8.33% (3 mo. USD Term SOFR + 3.00%	)	8/21/2026		1,000,000	1,002,085

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Aerospace 0.30%
American Airlines, Inc. 2021 Term Loan	10.336% (3 mo. USD Term SOFR + 4.75%	)	4/20/2028	$3,259,529	$3,394,327
Arcline FM Holdings LLC 2021 1st Lien Term Loan	10.321% (3 mo. USD Term SOFR + 4.75%	)	6/23/2028	4,364,310	4,380,284
Cobham Ultra SeniorCo SARL USD Term Loan B	9.012% (6 mo. USD Term SOFR + 3.50%	)	8/3/2029	3,980,025	3,909,141
Total					11,683,752

Aerospace/Defense 0.37%
Alloy Finco Ltd. USD Holdco PIK Term Loan (Jersey)(b)	–	(h)	3/6/2025	1,164,482	1,005,239
Kaman Corp. 2024 Term Loan	8.827% (3 mo. USD Term SOFR + 3.50%	)	4/21/2031	7,563,000	7,600,853
TransDigm, Inc. 2024 Term Loan K	8.059% (3 mo. USD Term SOFR + 2.75%	)	2/22/2030	5,785,933	5,817,380
Total					14,423,472

Air Transportation 0.09%
Forward Air Corp. Term Loan B	9.83% (1 mo. USD Term SOFR + 4.50%	)	12/19/2030	3,483,333	3,399,524

Automobile Manufacturers 0.03%
American Trailer World Corp. Term Loan B	–	(h)	3/3/2028	1,400,000	1,375,500

Automotive 0.23%
DexKo Global, Inc. 2021 USD Term Loan B	9.321% (3 mo. USD Term SOFR + 3.75%	)	10/4/2028	8,897,363	8,845,802

Beverages 0.14%
Triton Water Holdings, Inc. 2024 Incremental Term Loan B	9.302% (3 mo. USD Term SOFR + 4.00%	)	3/31/2028	2,405,222	2,412,437
Triton Water Holdings, Inc. Term Loan	8.814% (3 mo. USD Term SOFR + 3.25%	)	3/31/2028	3,002,283	2,994,207
Total					5,406,644

Building & Construction 0.13%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	12.064% (3 mo. USD Term SOFR + 6.50%	)	5/14/2029	4,856,454	4,868,595

Building Materials 0.50%
ACProducts, Inc. 2021 Term Loan B	9.814% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028	8,555,602	7,451,929
CP Atlas Buyer, Inc. 2021 Term Loan B	9.166% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027	3,776,079	3,759,389

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Building Materials (continued)
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	9.321% (3 mo. USD Term SOFR + 3.75%	)	12/22/2028	$6,754	$6,754
Quikrete Holdings, Inc. 2024 Term Loan B	7.819% (1 mo. USD Term SOFR + 2.50%	)	4/14/2031	4,000,000	4,007,140
Quikrete Holdings, Inc. 2024 Term Loan B1	7.569% (1 mo. USD Term SOFR + 2.25%	)	3/19/2029	4,000,000	4,008,580
Total					19,233,792

Chemicals 0.90%
Aruba Investments Holdings LLC 2020 2nd Lien Term Loan	13.166% (3 mo. USD Term SOFR + 7.75%	)	11/24/2028	1,150,000	1,105,150
Aruba Investments Holdings LLC 2020 USD Term Loan	9.416% (1 mo. USD Term SOFR + 4.00%	)	11/24/2027	1,994,885	1,947,506
DCG Acquisition Corp. Term Loan B	9.916% (1 mo. USD Term SOFR + 4.50%	)	9/30/2026	3,122,920	3,131,711
Iris Holding, Inc. Term Loan	10.18% (3 mo. USD Term SOFR + 4.75%	)	6/28/2028	8,032,597	7,705,871
Lonza Group AG USD Term Loan B (Luxembourg)(b)	9.334% (3 mo. USD Term SOFR + 3.93%	)	7/3/2028	7,944,439	7,641,557
Plaskolite LLC 2021 Term Loan	9.433% (1 mo. USD Term SOFR + 4.00%	)	12/15/2025	4,860,267	4,756,987
PMHC II, Inc. 2022 Term Loan B	9.706% (3 mo. USD Term SOFR + 4.25%	)	4/23/2029	8,727,848	8,616,830
Total					34,905,612

Commercial Services 0.73%
AVSC Holding Corp. 2020 Term Loan B1	8.916% (1 mo. USD Term SOFR + 3.25%	)	3/3/2025	4,989,228	4,957,122
Camelot U.S. Acquisition LLC 2024 Term Loan B	8.066% (1 mo. USD Term SOFR + 2.75%	)	1/31/2031	6,000,000	6,018,750
Garda World Security Corp. 2022 Term Loan B (Canada)(b)	9.583% (3 mo. USD Term SOFR + 4.25%	)	2/1/2029	1,810,209	1,820,210
Groundworks LLC 2024 Delayed Draw Term Loan(i)	8.818% (1 mo. USD Term SOFR + 3.50%	)	3/14/2031	1,097,265	1,100,540
Groundworks LLC 2024 Term Loan	8.821% (1 mo. USD Term SOFR + 3.50%	)	3/14/2031	5,961,805	5,979,601

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(b)	8.813% (3 mo. USD Term SOFR + 3.50%	)	3/26/2031	$4,721,379	$4,743,995
Spin Holdco, Inc. 2021 Term Loan	9.585% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028	4,117,256	3,646,344
Total					28,266,562

Consumer Non-Durables 0.08%
Anastasia Parent LLC 2018 Term Loan B	9.321% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025	4,280,016	3,033,911

Containers & Packaging 0.12%
Tosca Services LLC 2021 Term Loan	9.091% (3 mo. USD Term SOFR + 3.50%	)	8/18/2027	5,208,478	4,650,728

Diversified Capital Goods 0.17%
Grinding Media, Inc. 2021 Term Loan B	9.555% (3 mo. USD Term SOFR + 4.00%	)	10/12/2028	6,474,470	6,466,377

Diversified Financial Services 0.70%
Advisor Group, Inc. 2024 Term Loan	–	(h)	8/17/2028	3,159,513	3,182,482
Citadel Securities LP 2024 Term Loan B	7.566% (1 mo. USD Term SOFR + 2.25%	)	7/29/2030	7,980,398	8,005,377
Jane Street Group LLC 2024 Term Loan B	7.93% (1 mo. USD Term SOFR + 2.50%	)	1/26/2028	8,480,670	8,497,547
Kestra Advisor Services Holdings A, Inc. 2024 Term Loan	9.316% (1 mo. USD Term SOFR + 4.00%	)	3/22/2031	7,325,000	7,370,781
Total					27,056,187

Electric 0.08%
Helix Gen Funding LLC 2023 Term Loan	10.059% (3 mo. USD Term SOFR + 4.75%	)	12/31/2027	3,090,628	3,119,881

Electronics 0.01%
II-VI, Inc. 2024 Term Loan B	7.829% (1 mo. USD Term SOFR + 2.50%	)	7/2/2029	538,973	542,172

Engineering & Construction 0.10%
Brand Industrial Services, Inc. 2024 Term Loan B	9.819% (3 mo. USD Term SOFR + 4.50%	)	8/1/2030	3,691,918	3,710,580

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Entertainment 0.19%
ECL Entertainment LLC 2023 Term Loan B	10.066% (1 mo. USD Term SOFR + 4.75%	)	8/31/2030	$274,338	$275,864
Motion Finco SARL 2024 USD Term Loan B (Luxembourg)(b)	9.071% (3 mo. USD Term SOFR + 3.50%	)	11/12/2029	7,000,000	7,000,875
Total					7,276,739

Environmental Control 0.19%
Heritage-Crystal Clean, Inc. Term Loan B	9.816% (1 mo. USD Term SOFR + 4.50%	)	10/17/2030	7,236,498	7,260,016

Financial 0.67%
AqGen Island Holdings, Inc. Term Loan	8.93% (1 mo. USD Term SOFR + 3.50%	)	8/2/2028	8,988,225	8,993,843
Asurion LLC 2021 Second Lien Term Loan B4	10.68% (1 mo. USD Term SOFR + 5.25%	)	1/20/2029	9,698,000	8,770,629
Hudson River Trading LLC 2021 Term Loan	–	(h)	3/20/2028	4,799,630	4,792,622
OneDigital Borrower LLC 2021 Term Loan	9.666% (1 mo. USD Term SOFR + 4.25%	)	11/16/2027	3,196,649	3,202,659
Total					25,759,753

Food 0.08%
Chobani LLC 2023 Incremental Term Loan	9.071% (1 mo. USD Term SOFR + 3.75%	)	10/25/2027	3,275,790	3,297,803

Gaming/Leisure 0.51%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(b)	10.575% (3 mo. USD Term SOFR + 5.25%	)	7/1/2028	6,235,570	6,202,833
City Football Group Ltd. Term Loan (United Kingdom)(b)	8.439% (3 mo. USD Term SOFR + 3.00%	)	7/21/2028	9,035,165	9,038,011
United FP Holdings LLC 2019 1st Lien Term Loan	9.591% (3 mo. USD Term SOFR + 4.00%	)	12/30/2026	4,974,096	4,366,013
Total					19,606,857

Gas Distribution 0.13%
Freeport LNG Investments LLLP Term Loan B	9.086% (3 mo. USD Term SOFR + 3.50%	)	12/21/2028	4,987,147	4,966,177

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Services 1.17%
ADMI Corp. 2021 Incremental Term Loan B3	9.18% (1 mo. USD Term SOFR + 3.75%	)	12/23/2027	$8,727,621	$8,447,116
DaVita, Inc. 2024 Extended Term Loan B1	–	(h)	4/25/2031	12,000,000	11,945,640
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	10.83% (3 mo. USD Term SOFR + 5.50%	)	3/30/2029	4,634,000	4,610,830
National Mentor Holdings, Inc. 2021 Term Loan	9.166% - 9.17% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	3/2/2028	8,000,561	7,319,633
National Mentor Holdings, Inc. 2021 Term Loan C	9.159% (3 mo. USD Term SOFR + 3.75%	)	3/2/2028	229,475	209,945
Radnet Management, Inc. 2024 Term Loan B	7.823% (3 mo. USD Term SOFR + 2.50%	)	4/18/2031	5,694,386	5,691,738
Star Parent, Inc. Term Loan B	9.309% (3 mo. USD Term SOFR + 4.00%	)	9/27/2030	6,923,000	6,929,507
Total					45,154,409

Health Services 0.07%
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	11.323% (3 mo. USD Term SOFR + 5.50%	)	10/1/2025	3,481,627	2,741,242

Healthcare 0.64%
Athenahealth Group, Inc. 2022 Term Loan B	8.566% (1 mo. USD Term SOFR + 3.25%	)	2/15/2029	3,276,327	3,275,311
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	9.58% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029	3,988,251	3,894,368
eResearchTechnology, Inc. 2020 1st Lien Term Loan	9.93% (1 mo. USD Term SOFR + 4.50%	)	2/4/2027	4,500,558	4,521,508
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	8.666% (1 mo. USD Term SOFR + 3.25%	)	11/1/2028	5,738,692	5,094,122
Pathway Vet Alliance LLC 2021 Term Loan	9.18% (1 mo. USD Term SOFR + 3.75%	)	3/31/2027	3,979,434	3,352,674
Physician Partners LLC Term Loan	–	(h)	12/26/2028	6,460,104	4,621,009
Total					24,758,992

Home Furnishings 0.08%
TGP Holdings III LLC 2021 Term Loan	8.666% (1 mo. USD Term SOFR + 3.25%	)	6/29/2028	3,432,026	3,237,053

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Housing 0.15%
Solis IV BV USD Term Loan B1 (Netherlands)(b)	8.824% (3 mo. USD Term SOFR + 3.50%	)	2/26/2029	$5,974,671	$5,943,752

Information Technology 0.32%
Ensono LP 2021 Term Loan	9.43% (1 mo. USD Term SOFR + 4.00%	)	5/26/2028	3,989,770	3,944,885
McAfee LLC 2022 USD Term Loan B	9.177% (1 mo. USD Term SOFR + 3.75%	)	3/1/2029	8,500,349	8,529,888
Total					12,474,773

Insurance 0.01%
Amynta Agency Borrower, Inc. 2023 1st Lien Term Loan B	9.552% (3 mo. USD Term SOFR + 4.25%	)	2/28/2028	509,559	511,926

Integrated Energy 0.12%
Esdec Solar Group BV Term Loan B (Netherlands)(b)	10.571% (3 mo. USD Term SOFR + 5.00%	)	8/30/2028	4,670,069	4,541,642

Internet 0.57%
Arches Buyer, Inc. 2021 Term Loan B	8.666% (1 mo. USD Term SOFR + 3.25%	)	12/6/2027	6,981,959	6,757,489
Barracuda Networks, Inc. 2022 Term Loan	9.814% (3 mo. USD Term SOFR + 4.50%	)	8/15/2029	3,989,899	3,996,442
ION Trading Finance Ltd. 2021 USD Term Loan (Ireland)(b)	10.152% (3 mo. USD Term SOFR + 4.75%	)	4/1/2028	5,485,897	5,493,907
MH Sub I LLC 2021 2nd Lien Term Loan	11.566% (1 mo. USD Term SOFR + 6.25%	)	2/23/2029	3,025,738	3,001,911
MH Sub I LLC 2023 Term Loan	9.566% (1 mo. USD Term SOFR + 4.25%	)	5/3/2028	2,770,798	2,765,132
Total					22,014,881

Investment Management Companies 0.05%
Aragorn Parent Corp. Term Loan	9.569% (1 mo. USD Term SOFR + 4.25%	)	12/15/2028	1,770,563	1,782,071

Leisure Time 0.11%
Fitness International LLC 2024 Term Loan B	10.68% - 10.68% (1 mo. USD Term SOFR + 5.25% (3 mo. USD Term SOFR + 5.25%	) )	2/5/2029	4,245,283	4,202,830

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Lodging 0.08%
Spectacle Gary Holdings LLC 2021 Term Loan B	9.702% (3 mo. USD Term SOFR + 4.25%	)	12/11/2028	$3,348,438	$3,302,413

Machinery: Diversified 0.51%
CD&R Hydra Buye,r Inc. 2024 Term Loan B	9.42% (3 mo. USD Term SOFR + 4.00%	)	3/25/2031	9,796,000	9,893,960
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	12.071% (3 mo. USD Term SOFR + 6.50%	)	5/21/2029	1,308,359	1,306,730
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Term Loan	11.571% (3 mo. USD Term SOFR + 6.00%	)	5/21/2029	5,000,000	4,995,325
SPX Flow, Inc. 2022 Term Loan	9.916% (1 mo. USD Term SOFR + 4.50%	)	4/5/2029	3,473,597	3,497,895
Total					19,693,910

Manufacturing 0.16%
Frontier Communications Corp. 2021 1st Lien Term Loan	9.18% (1 mo. USD Term SOFR + 3.75%	)	10/8/2027	6,217,949	6,212,943

Media 0.51%
Cengage Learning, Inc. 2024 Term Loan B	9.565% (1 mo. USD Term SOFR + 4.25%	)	3/22/2031	3,148,000	3,158,121
Directv Financing LLC 2024 Term Loan	10.695% (1 mo. USD Term SOFR + 5.25%	)	8/2/2029	7,301,021	7,313,688
Sinclair Television Group, Inc. 2021 Term Loan B3	8.591% (3 mo. USD Term SOFR + 3.00%	)	4/1/2028	2,919,434	2,302,923
Sinclair Television Group, Inc. 2022 Term Loan B4	9.166% (1 mo. USD Term SOFR + 3.75%	)	4/21/2029	157,659	122,104
Sinclair Television Group, Inc. Term Loan B2B	8.091% (3 mo. USD Term SOFR + 2.50%	)	9/30/2026	1,681,958	1,568,216
Virgin Media Bristol LLC 2023 USD Term Loan Y	8.656% (6 mo. USD Term SOFR + 3.25%	)	3/31/2031	5,500,000	5,411,780
Total					19,876,832

Media: Content 0.02%
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan	12.43% (1 mo. USD Term SOFR + 7.00%	)	10/19/2026	1,186,388	968,140

Metal Fabricate/Hardware 0.14%
Crosby U.S. Acquisition Corp. 2024 Term Loan B	9.316% (1 mo. USD Term SOFR + 4.00%	)	8/16/2029	2,944,240	2,968,765
Tank Holding Corp. 2022 Term Loan	11.166% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028	1,445,330	1,426,360

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Metal Fabricate/Hardware (continued)
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(i)	11.42% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	$299,410	$296,416
Tank Holding Corp. 2023 Incremental Term Loan	11.416% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	693,000	686,070
Total					5,377,611

Miscellaneous Manufacture 0.11%
Touchdown Acquirer, Inc. Delayed Draw Term Loan(i)	–	(h)	2/21/2031	767,388	771,705
Touchdown Acquirer, Inc. USD Term Loan	9.314% (3 mo. USD Term SOFR + 4.00%	)	2/21/2031	3,504,407	3,524,119
Total					4,295,824

Oil & Gas 0.19%
Parkway Generation LLC Term Loan B	10.341% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	1,239,670	1,236,831
Parkway Generation LLC Term Loan C	10.341% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	161,989	161,618
Waterbridge Midstream Operating LLC Term Loan B	11.335% (3 mo. USD Term SOFR + 5.75%	)	6/22/2026	5,848,099	5,874,679
Total					7,273,128

Pharmaceuticals 0.15%
Elanco Animal Health, Inc. Term Loan B	–	(h)	8/1/2027	5,700,000	5,696,922

Pipelines 0.74%
CQP Holdco LP 2023 4th Amendment Term Loan	–	(h)	12/31/2030	6,867,634	6,895,379
Epic Crude Services LP Term Loan B	10.605% (3 mo. USD Term SOFR + 5.00%	)	3/2/2026	2,984,496	2,998,494
EPIC Y-Grade Services LP 2024 Term Loan B	11.052% (3 mo. USD Term SOFR + 5.75%	)	6/29/2029	7,951,000	7,870,059
NorthRiver Midstream Finance LP 2023 USD Term Loan B (Canada)(b)	–	(h)	8/16/2030	4,987,437	5,002,100
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B	8.436% (1 mo. USD Term SOFR + 3.00%	)	10/5/2028	5,985,000	6,011,723
Total					28,777,755

Recreation & Travel 0.00%
Bulldog Purchaser, Inc. 2018 Term Loan	9.193% (3 mo. USD Term SOFR + 3.75%	)	9/5/2025	15,412	15,287

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Retail 0.87%
Carrols Restaurant Group, Inc. Term Loan B	8.666% (1 mo. USD Term SOFR + 3.25%	)	4/30/2026	$1,986,010	$1,991,441
Fogo De Chao, Inc. 2023 Term Loan B	10.066% (1 mo. USD Term SOFR + 4.75%	)	9/30/2030	5,396,475	5,375,753
IRB Holding Corp. 2024 Term Loan B	8.166% (1 mo. USD Term SOFR + 2.75%	)	12/15/2027	3,900,000	3,910,296
Michaels Cos., Inc. 2021 Term Loan B	9.821% (3 mo. USD Term SOFR + 4.25%	)	4/15/2028	9,345,085	8,736,580
Park River Holdings, Inc. Term Loan	8.814% (3 mo. USD Term SOFR + 3.25%	)	12/28/2027	4,239,067	4,193,243
Staples, Inc. 7 Year Term Loan	10.443% (1 mo. USD LIBOR + 5.00%	)	4/16/2026	5,311,060	5,255,214
Torrid LLC 2021 Term Loan B	11.112% (6 mo. USD Term SOFR + 5.50%	)	6/14/2028	4,958,333	4,332,344
Total					33,794,871

Semiconductors 0.28%
MKS Instruments, Inc. 2023 USD Term Loan B	7.823% (1 mo. USD Term SOFR + 2.50%	)	8/17/2029	10,825,056	10,858,938

Service 0.30%
Brown Group Holding LLC 2022 Incremental Term Loan B2	8.343% - 8.34% (1 mo. USD Term SOFR + 3.00% (3 mo. USD Term SOFR + 3.00%	) )	7/2/2029	2,890,008	2,897,999
Red Planet Borrower LLC Term Loan B	9.166% (1 mo. USD Term SOFR + 3.75%	)	10/2/2028	3,611,122	3,547,259
Service Logic Acquisition, Inc. Term Loan	9.43% - 9.59% (1 mo. USD Term SOFR + 4.00% (3 mo. USD Term SOFR + 4.00%	) )	10/29/2027	5,149,344	5,168,654
Total					11,613,912

Shipbuilding 0.05%
LSF11 Trinity Bidco, Inc. 2023 Term Loan	9.315% (1 mo. USD Term SOFR + 4.00%	)	6/14/2030	1,948,210	1,961,614

Software 1.34%
Applied Systems, Inc. 2024 2nd Lien Term Loan	10.559% (3 mo. USD Term SOFR + 5.25%	)	2/23/2032	1,032,372	1,070,224
Cloudera, Inc. 2021 Term Loan	9.166% (1 mo. USD Term SOFR + 3.75%	)	10/8/2028	3,979,644	3,965,536
Constant Contact, Inc. Term Loan	9.561% (3 mo. USD Term SOFR + 4.00%	)	2/10/2028	3,991,959	3,900,723

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software (continued)
Isolved, Inc. 2024 Term Loan	8.819% (3 mo. USD Term SOFR + 3.50%	)	10/14/2030	$4,761,705	$4,781,133
Ivanti Software, Inc. 2021 Term Loan B	9.814% (3 mo. USD Term SOFR + 4.25%	)	12/1/2027	4,987,277	4,645,973
Mitchell International, Inc. 2021 2nd Lien Term Loan	11.93% (1 mo. USD Term SOFR + 6.50%	)	10/15/2029	6,314,000	6,338,340
Modena Buyer LLC Term Loan	–	(h)	4/18/2031	5,484,000	5,372,620
Mosel Bidco SE USD Term Loan B (Germany)(b)	10.059% (3 mo. USD Term SOFR + 4.75%	)	9/16/2030	2,750,000	2,765,469
Press Ganey Holdings, Inc. 2024 Term Loan B	–	(h)	4/24/2031	4,511,000	4,502,542
Project Alpha Intermediate Holding, Inc. 2023 1st Lien Term Loan B	10.08% (3 mo. USD Term SOFR + 4.75%	)	10/28/2030	2,978,000	2,992,696
Rocket Software, Inc. 2023 USD Term Loan B	10.066% (1 mo. USD Term SOFR + 4.75%	)	11/28/2028	5,718,464	5,694,789
Sophia LP 2024 Term Loan B	8.916% (1 mo. USD Term SOFR + 3.50%	)	10/9/2029	5,852,226	5,879,410
Total					51,909,455

Telecommunications 0.27%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	–	(h)	12/24/2030	1,554,000	1,572,780
Delta TopCo, Inc. 2024 Term Loan	–	(h)	12/24/2029	2,558,000	2,562,477
Lumen Technologies, Inc. 2024 Extended Term Loan B1	7.78% (3 mo. USD Term SOFR + 2.35%	)	4/15/2029	8,088,581	5,872,310
Lumen Technologies, Inc. 2024 Extended Term Loan B2	7.78% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030	647,162	457,058
Total					10,464,625

Utilities 0.63%
Calpine Corp. 2024 Term Loan B10	–	(h)	1/31/2031	8,916,224	8,917,963
Calpine Corp. Term Loan B9	–	(h)	1/31/2031	7,856,939	7,854,464
Vistra Operations Co. LLC 1st Lien Term Loan B3	–	(h)	12/20/2030	7,500,000	7,513,912
Total					24,286,339
Total Floating Rate Loans (cost $622,976,043)					623,902,611

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.86%
Government National Mortgage Association(j)	5.50%		TBA	17,280,000	16,919,497
Government National Mortgage Association(j)	6.00%		TBA	17,270,000	17,235,266
Government National Mortgage Association(j)	6.50%		TBA	17,045,000	17,226,019
Government National Mortgage Association(j)	7.00%		TBA	17,052,000	17,333,839

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(j)	5.00%	TBA	$17,436,000	$17,118,786
Uniform Mortgage-Backed Security(j)	5.50%	TBA	34,527,000	33,919,631
Uniform Mortgage-Backed Security(j)	6.00%	TBA	34,221,000	34,129,469
Uniform Mortgage-Backed Security(j)	6.50%	TBA	16,921,000	17,039,347
Uniform Mortgage-Backed Security(j)	7.00%	TBA	16,819,000	17,158,342
Total Government Sponsored Enterprises Pass-Throughs (cost $188,720,099)				188,080,196
Total Long-Term Investments (cost $4,066,148,937)				4,086,708,904

SHORT-TERM INVESTMENTS 1.44%

Repurchase Agreements 1.44%
Repurchase Agreement dated 4/30/2024, 5.310% due 5/1/2024 with Barclays Bank PLC collateralized by $42,855,000 of U.S. Treasury Bond at 3.875% due 8/15/2033; value: $40,800,000; proceeds: $40,005,900 (cost $40,000,000)			40,000,000	40,000,000
Repurchase Agreement dated 4/30/2024, 2.800% due 5/1/2024 with Fixed Income Clearing Corp. collateralized by $18,362,400 of U.S. Treasury Note at 0.500% due 4/30/2027; value: $16,171,180; proceeds: $15,855,186 (cost $15,853,953)			15,853,953	15,853,953
Total Repurchase Agreements (cost $55,853,953)				55,853,953
Total Investments in Securities 107.03% (cost $4,122,002,890)				4,142,562,857
Less Unfunded Loan Commitments (0.05%) (cost $1,932,528)				(1,940,215)
Net Investments in Securities 106.98% (cost $4,120,070,362)				4,140,622,642
Other Assets and Liabilities – Net(k) (6.98)%				(270,234,683)
Net Assets 100.00%				$3,870,387,959

CAD	Canadian Dollar.
CHF	Swiss Franc.
EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2024, the total value of Rule 144A securities was $2,524,045,465, which represents 65.21% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2024.
(a)	Securities purchased on a when-issued basis.

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Defaulted (non-income producing security).
(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Security has been fully or partially segregated for open reverse repurchase agreements as of April 30, 2024.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at April 30, 2024.
(h)	Interest Rate to be determined.
(i)	Security partially/fully unfunded.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, reverse repurchase agreements and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at April 30, 2024(1):

Referenced Indexes/ Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Value
Markit CDX.NA.HY.S42(4)	Bank of America	5.00%	6/20/2029	$172,894,000	$10,257,428	$(98,600)	$10,158,828

Referenced Indexes/ Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Value
CHS/Community Health Systems, Inc.(4)	Bank of America	5.00%	12/20/2025	$3,000,000	$(283,908)	$152,047	$(131,861)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $152,047. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $98,600.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Forward Foreign Currency Exchange Contracts at April 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Toronto Dominion Bank	5/17/2024	2,628,000	$3,275,088	$3,284,060	$8,972
British pound	Sell	Morgan Stanley	5/17/2024	42,865,000	54,110,697	53,565,918	544,779
British pound	Sell	Morgan Stanley	5/17/2024	1,884,000	2,381,743	2,354,326	27,417
British pound	Sell	Morgan Stanley	5/17/2024	2,196,000	2,779,815	2,744,215	35,600
British pound	Sell	State Street Bank and Trust	5/17/2024	3,167,000	4,011,349	3,957,617	53,732
British pound	Sell	State Street Bank and Trust	5/17/2024	1,989,000	2,519,764	2,485,539	34,225
British pound	Sell	State Street Bank and Trust	5/17/2024	2,884,000	3,657,420	3,603,968	53,452

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	5/17/2024	2,558,000	$3,244,996	$3,196,585	$48,411
British pound	Sell	State Street Bank and Trust	5/17/2024	286,000	361,138	357,398	3,740
British pound	Sell	State Street Bank and Trust	5/17/2024	1,899,000	2,403,763	2,373,071	30,692
British pound	Sell	State Street Bank and Trust	5/17/2024	1,989,000	2,526,408	2,485,539	40,869
Canadian dollar	Sell	State Street Bank and Trust	5/9/2024	8,094,000	6,021,354	5,880,244	141,110
Euro	Sell	Morgan Stanley	5/22/2024	35,496,000	38,492,629	37,909,881	582,748
Euro	Sell	Morgan Stanley	5/22/2024	203,000	220,245	216,805	3,440
Euro	Sell	Morgan Stanley	5/22/2024	1,982,000	2,157,011	2,116,785	40,226
Euro	Sell	Morgan Stanley	5/22/2024	5,362,000	5,758,726	5,726,639	32,087
Euro	Sell	State Street Bank and Trust	5/22/2024	722,000	783,419	771,099	12,320
Euro	Sell	State Street Bank and Trust	5/22/2024	987,000	1,071,938	1,054,120	17,818
Euro	Sell	State Street Bank and Trust	5/22/2024	1,389,000	1,506,179	1,483,458	22,721
Euro	Sell	State Street Bank and Trust	5/22/2024	10,500,000	11,494,632	11,214,045	280,587
Euro	Sell	State Street Bank and Trust	5/22/2024	1,349,000	1,468,143	1,440,738	27,405
Euro	Sell	State Street Bank and Trust	5/22/2024	1,508,000	1,633,277	1,610,550	22,727
Euro	Sell	State Street Bank and Trust	5/22/2024	517,000	561,115	552,158	8,957
Euro	Sell	State Street Bank and Trust	5/22/2024	1,021,000	1,107,769	1,090,432	17,337
Euro	Sell	State Street Bank and Trust	5/22/2024	4,153,000	4,488,205	4,435,422	52,783
Euro	Sell	State Street Bank and Trust	5/22/2024	1,674,000	1,817,068	1,787,839	29,229
Euro	Sell	State Street Bank and Trust	5/22/2024	2,215,000	2,409,622	2,365,630	43,992
Euro	Sell	State Street Bank and Trust	5/22/2024	5,362,000	5,743,515	5,726,639	16,876
Euro	Sell	State Street Bank and Trust	5/22/2024	1,012,000	1,086,849	1,080,820	6,029
Euro	Sell	Toronto Dominion Bank	5/22/2024	2,840,000	3,042,473	3,033,132	9,341
Swiss franc	Sell	Morgan Stanley	5/15/2024	3,158,000	3,623,131	3,440,015	183,116
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,432,738

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Morgan Stanley	5/17/2024	2,305,000	$2,927,441	$2,880,426	$(47,015)
British pound	Buy	Morgan Stanley	5/17/2024	1,809,000	2,263,400	2,260,603	(2,797)
Euro	Buy	Bank of America	5/22/2024	1,500,000	1,645,543	1,602,007	(43,536)
Euro	Buy	Morgan Stanley	5/22/2024	1,566,000	1,684,797	1,672,495	(12,302)
British pound	Sell	Morgan Stanley	5/17/2024	1,439,000	1,791,361	1,798,235	(6,874)
British pound	Sell	State Street Bank and Trust	5/17/2024	2,764,000	3,440,754	3,454,011	(13,257)
British pound	Sell	State Street Bank and Trust	5/17/2024	5,112,000	6,324,768	6,388,172	(63,404)
British pound	Sell	State Street Bank and Trust	5/17/2024	3,680,000	4,597,216	4,598,684	(1,468)
British pound	Sell	Toronto Dominion Bank	5/17/2024	479,000	596,243	598,579	(2,336)
Euro	Sell	Morgan Stanley	5/22/2024	1,129,000	1,203,209	1,205,776	(2,567)
Euro	Sell	Morgan Stanley	5/22/2024	988,000	1,054,209	1,055,188	(979)
Euro	Sell	Morgan Stanley	5/22/2024	4,912,000	5,246,023	5,246,037	(14)
Euro	Sell	State Street Bank and Trust	5/22/2024	4,876,000	5,196,172	5,207,589	(11,417)
Euro	Sell	State Street Bank and Trust	5/22/2024	3,896,000	4,144,959	4,160,945	(15,986)
Euro	Sell	State Street Bank and Trust	5/22/2024	1,292,000	1,376,682	1,379,862	(3,180)
Euro	Sell	State Street Bank and Trust	5/22/2024	1,913,000	2,040,989	2,043,092	(2,103)
Euro	Sell	Toronto Dominion Bank	5/22/2024	1,546,000	1,647,665	1,651,135	(3,470)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(232,705)

Reverse Repurchase Agreement Payables as of April 30, 2024

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value(2)
Barclays Bank plc	$303,873	$295,000 principal, Northwest Fiber LLC/ Northwest Fiber Finance Sub, Inc. at 10.750% due 6/1/2028, $303,844 fair value	(7.500%)	2/27/2024	6/1/2028	$299,821

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $4,052.

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND April 30, 2024

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$108,164,761	$–	$108,164,761
Convertible Bonds	–	92,005,254	–	92,005,254
Convertible Preferred Stocks	–	8,177,453	–	8,177,453
Corporate Bonds	–	3,066,378,629	–	3,066,378,629
Floating Rate Loans	–	623,902,611	–	623,902,611
Less Unfunded Commitments	–	(1,940,215)	–	(1,940,215)
Government Sponsored Enterprises Pass-Throughs	–	188,080,196	–	188,080,196
Short-Term Investments
Repurchase Agreements	–	55,853,953	–	55,853,953
Total	$–	$4,140,622,642	$–	$4,140,622,642
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$10,158,828	$–	$10,158,828
Liabilities	–	(131,861)	–	(131,861)
Forward Foreign Currency Exchange Contracts
Assets	–	2,432,738	–	2,432,738
Liabilities	–	(232,705)	–	(232,705)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(299,821)	–	(299,821)
Total	$–	$11,927,179	$–	$11,927,179

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at beginning or end of the period.

68	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory Trust on May 1, 2001. The Trust currently consists of the following six funds separately, a “Fund” and collectively, the “Funds”). Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”), Lord Abbett Diversified Shares: Enhanced Municipal Yield Completion Fund (“Enhanced Municipal Yield Completion Fund”), Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund”), Lord Abbett International Growth Fund (“International Growth Fund”), Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”). Each fund other than Emerging Markets Equity Fund is diversified within the meaning of the Act. Emerging Markets Equity Fund commenced operations on March 2, 2022, Investment Grade Floating Rate Fund commenced operations on May 1, 2023 and Enhanced Municipal Yield Completion Fund commenced operations on April 9, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of the portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

69

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of April 30, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

70

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2024, the Funds did not have any securities on loan.

71

QPHR-TRI-3Q

(06/24)